THE QUAKER FAMILY
                             OF MUTUAL FUNDS


                                                                August 1998

Dear Shareholder:

    As of the close of June, 1998, we have completed the first full year of investment activity within the Quaker Family of Funds. And what a year it has been! The assets in the Quaker Funds have increased by more than five times during the year to close the period at $26 million. Equity markets rose dramatically over this 12 month period to reward investors with substantial gains. Fixed income markets showed steady growth during this period to reward investors with an attractive return with low risk.


QUAKER ENHANCED STOCK MARKET FUND

    An investment in this Fund returned 28.3% over the 12 months ending in June 1998. This is a broadly diversified portfolio of more than 150 stocks identified by an eighty factor quantitative model from all industry sectors. The S&P 500, which serves as the Fund's benchmark, rose 30.2% over the same period. While the Fund performed well, it was unable to keep pace with the index because of conservative underweighting in a number of stocks that were bid up to very high P/E levels during the past 6 months.


QUAKER CORE EQUITY FUND

    This Fund continued its emphasis on industry leading, investment grade stocks during the year. Industry sectors that were favored included consumer staples, health care, financial services and technology. The Fund held positions in 67 companies at the end of June. Quaker Core Equity gained 24.2% during the twelve months, falling somewhat short of the S&P 500 index. This result was influenced by very significant new investments arriving in January, one of the most ebullient periods for the stock market. Since it took several weeks to bring the assets to a fully invested position, performance was negatively affected.


QUAKER AGGRESSIVE GROWTH FUND

    The Quaker Aggressive Growth Fund has been pursuing returns with a two-pronged portfolio strategy. At the end of June, the Fund was invested in a combination of "special situation" stocks and larger capitalization issues. The special situations in the Fund are spin-offs, corporate restructurings and "tracking stocks" (entities holding a potential spin-off operation). Larger cap stocks held by the Fund have strong earnings momentum and reasonable valuations given their projected growth rates.
This Fund returned 26.7% over the past 12 months, in contrast with the S&P 500's return of 30.2%.


QUAKER MID-CAP VALUE FUND

    The Quaker Mid-Cap Value Fund began investment activities in January 1998. This Fund focuses on companies with market capitalizations up to $6 billion. Stocks are selected by using value parameters, emphasizing strong cash flow and improving fundamentals. There were some early successes, with Money Store being acquired in short order by First Union, realizing a 100% return for the Fund. The best performing stock held by the

Fund, Telespectrum Worldwide, is a restructuring/turnaround situation which has already doubled in the Fund. Near term disappointments include Ballard Medical and Cooper Tire. During its first 6 months of operations ending in June, Quaker Mid-Cap Value has returned 9.2%. The relevant index, the S&P 400 Mid-Cap, generated 8.0% during the same period.


QUAKER SMALL-CAP VALUE FUND

    This Fund has been a particularly strong relative performer. This has been achieved using a conservative value investment approach, while the market has been responding very favorably to growth attributes. This Fund is broadly diversified, with more than 180 stocks which are held in the portfolio according to the industry weights of the Russell 2000 index. A major contributor to the excess return of this Fund was the momentum of its holdings. While value is the primary discipline, there is a search for improving sentiment among security analysts and favorable price action.
The Fund's slightly larger capitalization size in relation to its benchmark was favorable as well. Quaker Small-Cap Value returned 27.1% for the year ending in June, while the Russell 2000 returned 16.6%. Since inception (November 25, 1996) this Fund has generated a total return of 52.9% while the Russell 2000 rose by 33.4%.


QUAKER FIXED INCOME FUND

    In the 12 months ended June 1998, the Quaker Fixed Income Fund generated a return of 10% for its investors. This Fund holds a high quality portfolio of fixed income securities, including governments, agencies, corporates and asset backed bonds. The return benefited from a decline in bond yields during the period which caused the market value of portfolio holdings to rise. The Salomon Broad Investment Grade Index returned 10.6% during the same 12 month period.


WHAT LIES AHEAD?

    Domestic equity markets have moved downward rather abruptly during late July and early August. There is much speculation among analysts about the depth and duration of this adjustment. To what extent will the financial turmoil in the rest of the world witnessed during the past year become a problem for United States markets? This immediate concern for the direction of the market must be tempered by the proposition that serious long term investors have goals measured in years and decades and to appreciate that we have been generously rewarded in the recent past.

    This is a good time to review financial strategies to focus on asset allocation among investment styles and capitalization sizes and to make necessary adjustments. Also consider utilizing fixed income exposure and cash positions to dampen volatility as events unfold.

                                       Sincerely,

                                    /S/PETER F. WAITNEIGHT
                                       Peter F. Waitneight
                                       Chairman

                    QUAKER ENHANCED STOCK MARKET FUND


                 PERFORMANCE UPDATE -- $1,000 INVESTMENT
                  FOR THE PERIOD FROM NOVEMBER 25, 1996
              (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998


                      [ID -- PLOT POINTS FOR GRAPH]

                               Quaker Enhanced
                               ---------------
                     11/25/96        $1,000       $1,000
                     12/31/96         1,016          981
                      3/31/97         1,021        1,007
                      6/30/97         1,190        1,183
                      9/30/97         1,292        1,271
                     12/31/97         1,323        1,308
                      3/31/98         1,484        1,490
                      6/30/98         1,528        1,539


                      |----------------------------|
                      |        TOTAL RETURN        |
                      |----------------------------|
                      | Commencement of operations |
                      |      through 6/30/98       |
                      |----------------------------|
                      |           52.76%           |
                      |----------------------------|

This graph depicts the performance of the Quaker Enhanced Stock Market Fund versus the S&P 500 Total Return Index. It is important to note that the Quaker Enhanced Stock Market Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

o The graph assumes an initial $1,000 investment at November 25, 1996. All dividends and distributions are reinvested.

o At June 30, 1998, the Fund would have grown to $1,528 -- total investment return of 52.76% since November 25, 1996.

o At June 30, 1998, a similar investment in the S&P 500 Total Return
  Index would have grown to $1,539 -- total investment return of 53.94% since November 25, 1996.

o Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                         QUAKER CORE EQUITY FUND


                 PERFORMANCE UPDATE -- $1,000 INVESTMENT
                  FOR THE PERIOD FROM NOVEMBER 25, 1996
              (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998


                      [ID -- PLOT POINTS FOR GRAPH]

                        Quaker Core Equity     S&P 500 Index
                        ------------------     -------------
            11/25/96          $1,000              $1,000
            12/31/96             980                 981
             3/31/97             983               1,007
             6/30/97           1,165               1,183
             9/30/97           1,262               1,271
            12/31/97           1,270               1,308
             3/31/98           1,412               1,490
             6/30/98           1,447               1,539

                      |----------------------------|
                      |        TOTAL RETURN        |
                      |----------------------------|
                      | Commencement of operations |
                      |      through 6/30/98       |
                      |----------------------------|
                      |           44.70%           |
                      |----------------------------|

This graph depicts the performance of the Quaker Core Equity Fund versus the S&P 500 Total Return Index. It is important to note that the Quaker Core Equity Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

o The graph assumes an initial $1,000 investment at November 25, 1996. All dividends and distributions are reinvested.

o At June 30, 1998, the Fund would have grown to $1,447 -- total investment return of 44.70% since November 25, 1996.

o At June 30, 1998, a similar investment in the S&P 500 Total Return
  Index would have grown to $1,539 -- total investment return of 53.94% since November 25, 1996.

o Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                      QUAKER AGGRESSIVE GROWTH FUND


                 PERFORMANCE UPDATE -- $1,000 INVESTMENT
                  FOR THE PERIOD FROM NOVEMBER 25, 1996
              (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998


                      [ID -- PLOT POINTS FOR GRAPH]

                         Quaker Aggressive      S&P 500 Index
                         -----------------      -------------
             11/25/96          $1,000              $1,000
             12/31/96           1,034                 981
              3/31/97           1,045               1,007
              6/30/97           1,127               1,183
              9/30/97           1,307               1,271
             12/31/97           1,244               1,308
              3/31/98           1,408               1,490
              6/30/98           1,427               1,539

                      |----------------------------|
                      |        TOTAL RETURN        |
                      |----------------------------|
                      | Commencement of operations |
                      |      through 6/30/98       |
                      |----------------------------|
                      |           42.73%           |
                      |----------------------------|


This graph depicts the performance of the Quaker Aggressive Growth Fund versus the S&P 500 Total Return Index. It is important to note that the Quaker Aggressive Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

o The graph assumes an initial $1,000 investment at November 25, 1996. All dividends and distributions are reinvested.

o At June 30, 1998, the Fund would have grown to $1,427 -- total investment return of 42.73% since November 25, 1996.

o At June 30, 1998, a similar investment in the S&P 500 Total Return
  Index would have grown to $1,539 -- total investment return of 53.94% since November 25, 1996.

o Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                        QUAKER MID-CAP VALUE FUND


                 PERFORMANCE UPDATE -- $1,000 INVESTMENT
                   FOR THE PERIOD FROM JANUARY 6, 1998
              (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998


                      [ID -- PLOT POINTS FOR GRAPH]

                      Quaker Mid-Cap     S&P 400 Mid-Cap Index
                     -----------------   ----------------------
          1/ 6/98          $1,000              $1,000
          1/31/98           1,002                 980
          2/28/98           1,062               1,060
          3/31/98           1,117               1,107
          4/30/98           1,141               1,126
          5/31/98           1,097               1,074
          6/30/98           1,092               1,080

                      |----------------------------|
                      |        TOTAL RETURN        |
                      |----------------------------|
                      | Commencement of operations |
                      |      through 6/30/98       |
                      |----------------------------|
                      |            9.20%           |
                      |----------------------------|


This graph depicts the performance of the Quaker Mid-Cap Value Fund versus the S&P 400 Mid-Cap Index. It is important to note that the Quaker Mid-Cap Value Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

o The graph assumes an initial $1,000 investment at January 6, 1998. All dividends and distributions are reinvested.

o At June 30, 1998, the Fund would have grown to $1,092 -- total investment return of 9.20% since January 6, 1998.

o At June 30, 1998, a similar investment in the S&P 400 Mid-Cap Index would have grown to $1,080 -- total investment return of 8.01% since January 6, 1998.

o Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                       QUAKER SMALL-CAP VALUE FUND


                 PERFORMANCE UPDATE -- $1,000 INVESTMENT
                  FOR THE PERIOD FROM NOVEMBER 25, 1996
              (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998


                      [ID -- PLOT POINTS FOR GRAPH]

                       Quaker Small Cap      Russell 2000 Index
                       -----------------     ------------------
           11/25/96          $1,000              $1,000
           12/31/96             996               1,038
            3/31/97           1,002                 985
            6/30/97           1,203               1,144
            9/30/97           1,422               1,314
           12/31/97           1,409               1,269
            3/31/98           1,569               1,400
            6/30/98           1,529               1,333

                      |----------------------------|
                      |        TOTAL RETURN        |
                      |----------------------------|
                      | Commencement of operations |
                      |      through 6/30/98       |
                      |----------------------------|
                      |           52.89%           |
                      |----------------------------|


This graph depicts the performance of the Quaker Small-Cap Value Fund versus the Russell 2000 Index. It is important to note that the Quaker Small-Cap Value Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

o The graph assumes an initial $1,000 investment at November 25, 1996. All dividends and distributions are reinvested.

o At June 30, 1998, the Fund would have grown to $1,529 -- total investment return of 52.89% since November 25, 1996.

o At June 30, 1998, a similar investment in the Russell 2000 Index would have grown to $1,333 -- total investment return of 33.34% since November 25, 1996.

o Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                         QUAKER FIXED INCOME FUND


                 PERFORMANCE UPDATE -- $1,000 INVESTMENT
                  FOR THE PERIOD FROM NOVEMBER 25, 1996
              (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1998


                      [ID -- PLOT POINTS FOR GRAPH]

                         Quaker Fixed        Salomon BIG Index
                       -----------------     ------------------
           11/25/96          $1,000              $1,000
           12/31/96             996                 995
            3/31/97             985                 990
            6/30/97           1,016               1,026
            9/30/97           1,049               1,061
           12/31/97           1,077               1,091
            3/31/98           1,091               1,109
            6/30/98           1,117               1,135

                      |----------------------------|
                      |        TOTAL RETURN        |
                      |----------------------------|
                      | Commencement of operations |
                      |      through 6/30/98       |
                      |----------------------------|
                      |           11.69%           |
                      |----------------------------|



This graph depicts the performance of the Quaker Fixed Income Fund versus the Salomon Brothers Broad Investment-Grade Index. It is important to note that the Quaker Fixed Income Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

o The graph assumes an initial $1,000 investment at November 25, 1996. All dividends and distributions are reinvested.

o At June 30, 1998, the Fund would have grown to $1,117 -- total investment return of 11.69% since November 25, 1996.

o At June 30, 1998, a similar investment in the Salomon Brothers Broad Investment-Grade Index would have grown to $1,135 -- total investment return of 13.46% since November 25, 1996.

o Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.

                    QUAKER ENHANCED STOCK MARKET FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  95.99%

 ADVERTISING  --  1.32%
      Gannett Inc. Company                                200      $    14,213
      Tribune Company                                     100            6,881
                                                                   -----------
                                                                        21,094
                                                                   -----------
 AEROSPACE & DEFENSE  --  2.22%
      Allied Signal Inc.                                  400           17,750
      General Dynamics Corp.                              100            4,650
      Parker Hannifin Corp.                               100            3,813
      United Technologies Corp.                           100            9,250
                                                                   -----------
                                                                        35,463
                                                                   -----------
 AGRICULTURE  --  1.32%
      Deere & Company                                     400           21,150
                                                                   -----------
 AIRCRAFT PARTS & AUXILIARY EQUIPMENT  --  0.24%
      Teleflex Inc.                                       100            3,800
                                                                   -----------
 AIR TRANSPORTATION, SCHEDULED  --  1.23%
  (a) America West Holdings Corp. CL B                    100            2,856
      Comair Holdings Inc.                                100            3,088
      SouthWest Airlines Company                          200            5,925
      UAL Corp.                                           100            7,800
                                                                   -----------
                                                                        19,669
                                                                   -----------
 APPAREL & FABRICS  --  0.35%
      Burlington Industries Inc. New                      400            5,625
                                                                   -----------
 AUTO CONTROLS  --  0.52%
      Honeywell Inc.                                      100            8,356
                                                                   -----------
 AUTO & TRUCKS  --  1.20%
      Ford Motor Company                                  100            5,900
      General Motors Corp.                                200           13,363
                                                                   -----------
                                                                        19,263
                                                                   -----------
 BAKERY PRODUCTS  --  0.41%
      Interstate Bakeries Corp. New                       200            6,638
                                                                   -----------
 BEVERAGES  --  2.39%
      Coca-Cola Company                                   400           34,200
      Coca-Cola Enterprises Inc.                          100            3,925
                                                                   -----------
                                                                        38,125
                                                                   -----------

                    QUAKER ENHANCED STOCK MARKET FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 BIOLOGICAL PRODUCTS  --  0.82%
  (a) Amgen Inc.                                          200      $    13,075
                                                                   -----------
 BUILDING MATERIALS  --  0.67%
      Vulcan Materials Company                            100           10,669
                                                                   -----------
 CABLE & OTHER PAY TELEVISION SERVICES  --  0.24%
  (a) Tele-Communications, Inc. Ser A TCI Group           100            3,844
                                                                   -----------
 COMMERCIAL SERVICES  --  0.17%
      Ogden Corp.                                         100            2,769
                                                                   -----------
 COMPUTERS  --  2.56%
  (a) Dell Computer Corp.                                 100            9,281
      International Business Machines Inc.                200           22,963
  (a) Storage Technology Corp. Par $.10                   200            8,675
                                                                   -----------
                                                                        40,919
                                                                   -----------
 COMPUTER PERIPHERAL EQUIPMENT  --  0.24%
      Symbol Technologies, Inc.                           100            3,775
                                                                   -----------
 COMPUTER SOFTWARE & SERVICES  --  2.03%
  (a) Microsoft Corp.                                     300           32,513
                                                                   -----------
 CONSTRUCTION MACHINERY & EQUIPMENT  -- 0.72%
      Sunstrand Corp.                                     200           11,450
                                                                   -----------
 CONVERTED PAPER & PAPERBOARD PRODUCTS  --  0.85%
      Avery Dennison Corp.                                100            5,375
      Minnesota Mining and Manufacturing Company          100            8,219
                                                                   -----------
                                                                        13,594
                                                                   -----------
 ELECTRIC & OTHER SERVICES COMBINED  --  0.18%
      Nipsco Industries Inc.                              100            2,800
                                                                   -----------
 ELECTRIC SERVICES  --  0.81%
      DTE Energy Company                                  100            4,038
      Ipalco Enterprises Inc.                             200            8,888
                                                                   -----------
                                                                        12,925
                                                                   -----------
 ELECTRONICS  --  2.28%
      General Electric Company                            400           36,400
                                                                   -----------
 ELECTRONIC COMPUTERS  --  0.33%
      Tandy Corp.                                         100            5,306
                                                                   -----------

                    QUAKER ENHANCED STOCK MARKET FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 ELECTRONICS - SEMICONDUCTOR  --  0.46%
      Intel Corp.                                         100      $     7,413
                                                                   -----------
 ENTERTAINMENT  --  0.48%
  (a) King World Productions, TNS Inc.                    300            7,650
                                                                   -----------
 FABRICATED RUBBER PRODUCTS  --  0.27%
      Carlisle Companies                                  100            4,306
                                                                   -----------
 FINANCIAL - BANKS, MONEY CENTER  --  3.35%
      Chase Manhattan Corp. New                           200           15,100
      Comerica, Inc.                                      200           13,250
      First Chicago NBD Corp.                             200           17,725
      Norwest Corp.                                       200            7,475
                                                                   -----------
                                                                        53,550
                                                                   -----------
 FINANCIAL - SAVINGS/LOANS/THRIFT  --  1.66%
      First Federal Financial Corp.                       100            5,200
      Golden West Financial Corp.                         200           21,263
                                                                   -----------
                                                                        26,463
                                                                   -----------
 FINANCIAL - SECURITIES BROKERS  --  4.01%
      Bear Stearns Companies Inc.                         300           17,063
      Donaldson, Lufkin & Jenrette, Inc. New              300           15,244
      Merrill Lynch & Co. Inc.                            100            9,225
      Morgan Stanley, Dean Witter, Discover and Co. New   200           18,275
      Paine Webber Group Inc.                             100            4,288
                                                                   -----------
                                                                        64,094
                                                                   -----------
 FINANCIAL SERVICES  --  2.71%
      American Express Company                            100           11,400
      Comdisco, Inc.                                      400            7,600
      Federal National Mortgage Assoc.                    400           24,300
                                                                   -----------
                                                                        43,300
                                                                   -----------
 FIRE, MARINE & CASUALTY INSURANCE  --  0.40%
      Mercury General Corp. New                           100            6,444
                                                                   -----------
 FOOD AND KINDRED PRODUCTS  --  0.28%
      Universal Foods Corp.                               200            4,438
                                                                   -----------
 FOOD - WHOLESALE  --  0.83%
      Supervalu Inc.                                      300           13,313
                                                                   -----------

                    QUAKER ENHANCED STOCK MARKET FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 GAS - DISTRIBUTION  --  0.25%
      Nicor Inc.                                          100      $     4,013
                                                                   -----------
 GENERAL BUILDING CONTRACTORS  --  0.84%
      Armstrong World Industries Inc.                     200           13,475
                                                                   -----------
 GRAIN MILLS PRODUCTS  --  0.47%
      Kellogg Co.                                         200            7,513
                                                                   -----------
 GREETING CARDS  --  0.34%
      Knight-Ridder, Inc.                                 100            5,506
                                                                   -----------
 HOMEBUILDERS  --  0.71%
      Centex Corp.                                        300           11,325
                                                                   -----------
 HOUSEHOLD FURNITURE  --  0.18%
  (a) Furniture Brands Int'l Inc.                         100            2,806
                                                                   -----------
 HOUSEHOLD PRODUCTS & HOUSEWARES  --  0.62%
      Maytag Corp.                                        200            9,875
                                                                   -----------
 INDUSTRIAL INORGANIC CHEMICALS  --  0.79%
      Air Products & Chem Inc.                            200            8,000
      Georgia Gulf Corp. New                              200            4,563
                                                                   -----------
                                                                        12,563
                                                                   -----------
 INSURANCE AGENTS, BROKERS & SERVICES  --  0.37%
      Ambac Financial Group, Inc.                         100            5,850
                                                                   -----------
 INSURANCE CARRIERS  --  0.22%
      Horace Mann Educators Corp. New                     100            3,450
                                                                   -----------
 INSURANCE - LIFE & HEALTH  --  1.08%
      Jefferson-Pilot                                     200           11,588
      SunAmerica, Inc.                                    100            5,744
                                                                   -----------
                                                                        17,331
                                                                   -----------
 INSURANCE - MULTILINE  --  3.47%
      Allstate Corp.                                      300           27,469
      American International Group, Inc.                  100           14,600
      Old Republic International Corp.                    300            8,794
      Torchmark Corp.                                     100            4,575
                                                                   -----------
                                                                        55,438
                                                                   -----------

                    QUAKER ENHANCED STOCK MARKET FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 LIFE INSURANCE  --  1.13%
      Equitable Cos. Inc.                                 100      $     7,494
      Protective Life Corp.                               100            3,669
      Provident Cos. Inc.                                 200            6,900
                                                                   -----------
                                                                        18,063
                                                                   -----------
 MACHINE - CONSTRUCTION & MINING  --  0.99%
      Caterpillar Inc.                                    300           15,863
                                                                   -----------
 MACHINE - DIVERSIFIED  --  1.85%
      Aeroquip-Vickers Inc.                               200           11,675
      Cooper Industries, Inc.                             200           10,988
      Dover Corp.                                         200            6,850
                                                                   -----------
                                                                        29,513
                                                                   -----------
 MALT BEVERAGES  --  1.18%
      Anheuser-Busch Co. Inc.                             400           18,875
                                                                   -----------
 MISCELLANEOUS - DISTRIBUTION & WHOLESALE  --  0.49%
      Unilever NV New York SHS ADR                        100            7,894
                                                                   -----------
 MISCELLANEOUS - MANUFACTURING  --  0.32%
      National Service Industries, Inc.                   100            5,088
                                                                   -----------
 MORTGAGE BANKERS & CORRESPONDENTS  --  0.29%
      Federal Home Loan Mtg. Corp.                        100            4,706
                                                                   -----------
 MOTORCYCLES, BICYCLES, & PARTS  --  0.24%
      Harley Davidson Inc.                                100            3,875
                                                                   -----------
 MOTOR HOMES  --  0.25%
      Fleetwood Enterprises Inc.                          100            4,000
                                                                   -----------
 MOTOR VEHICLES & CARS BODIES  --  0.33%
      Paccar Inc.                                         100            5,225
                                                                   -----------
 NATIONAL COMMERCIAL BANKS  --  3.35%
      Bank America Corp.                                  100            8,644
      First Tennessee Natl. Corp.                         100            3,156
      Mellon Bank Corp.                                   100            6,963
      PNC Bank Corp.                                      100            5,381
      Regions Financial Corp.                             100            4,106
      Republic New York Corp.                             200           12,588
      Star Banc Corp.                                     200           12,775
                                                                   -----------
                                                                        53,613
                                                                   -----------

                    QUAKER ENHANCED STOCK MARKET FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 NATURAL GAS TRANSMISSION  --  0.68%
      Costal Corp.                                        100      $     6,981
      El Paso Natural Gas Company New                     100            3,825
                                                                   -----------
                                                                        10,806
                                                                   -----------
 NEWSPAPER: PUBLISHING OR PRINTING  --  3.62%
      Washington Post Co. Cl B                            100           57,900
                                                                   -----------
 OFFICE & BUSINESS EQUIPMENT  --  0.90%
      Pitney-Bowes, Inc.                                  300           14,438
                                                                   -----------
 OIL & GAS - EXPLORATION  --  0.96%
      Mobil Corp.                                         200           15,325
                                                                   -----------
 OIL & GAS - INTERNATIONAL  --  0.89%
      Exxon Corp.                                         200           14,263
                                                                   -----------
 OPERATIVE BUILDERS  --  0.37%
      Pulte Corp.                                         200            5,975
                                                                   -----------
 PAINTS, VARNISHES, LACQUERS, ENAMELS  --  0.87%
      PPG Industries, Inc.                                200           13,913
                                                                   -----------
 PAPER MILLS  --  0.24%
      Chesapeake Corp. of Virginia                        100            3,894
                                                                   -----------
 PHARMACEUTICALS  --  4.36%
      Bristol-Myers Squibb Company                        200           22,988
      Merck & Co., Inc.                                   200           26,750
      Pfizer Inc.                                         100           10,869
      Schering-Plough Corp.                               100            9,163
                                                                   -----------
                                                                        69,769
                                                                   -----------
 PHARMACEUTICAL PREPARATION  --  0.95%
      Abbott Labs                                         200            8,175
      Warner Lambert Company                              100            6,938
                                                                   -----------
                                                                        15,113
                                                                   -----------
 PLASTICS, MATERIALS, SYNTHETIC RESINS  --  1.30%
      Rohm & Haas Company                                 200           20,788
                                                                   -----------
 PLASTICS PRODUCTS  --  0.42%
      Illinois Tool Works Inc.                            100            6,669
                                                                   -----------

                    QUAKER ENHANCED STOCK MARKET FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 PUMPS & PUMPING EQUIPMENT  --  0.23%
      General Signal Corp.                                100      $     3,600
                                                                   -----------
 RADIO & TV BROADCASTING EQUIPMENT  --  0.84%
      Harris Corp.                                        300           13,406
                                                                   -----------
 RAILROADS, LINE - HAUL OPERATING  --  1.02%
      Canadian Pacific Ltd. New                           400           11,350
      Kansas City Southern Industries Company             100            4,963
                                                                   -----------
                                                                        16,313
                                                                   -----------
 REFUSE SYSTEMS  --  0.31%
      USA Waste Services Inc.                             100            4,938
                                                                   -----------
 RETAIL - APPAREL  --  0.95%
      TJX Companies, Inc. New                             200            4,825
      VF Corp.                                            200           10,300
                                                                   -----------
                                                                        15,125
                                                                   -----------
 RETAIL - DEPARTMENT STORES  --  2.46%
      Dayton Hudson Corp.                                 200            9,700
      Wal-Mart Stores, Inc.                               400           24,300
      Federated Department Stores, Inc.                   100            5,381
                                                                   -----------
                                                                        39,381
                                                                   -----------
 RETAIL - DRUG STORES & PROPRIETARY  --  0.26%
      Walgreen Company                                    100            4,131
                                                                   -----------
 RETAIL - FAMILY CLOTHING STORES  --  0.77%
      Gap Inc.                                            200           12,325
                                                                   -----------
 RETAIL - LUMBER & BUILDING MATERIALS DEALERS  --  0.51%
      Lowe's Companies Inc.                               200            8,113
                                                                   -----------
 RETAIL - WOMEN'S CLOTHING STORES  --  0.41%
      Limited, Inc.                                       200            6,625
                                                                   -----------
 SAVINGS INSTITUTION, FEDERALLY CHARTERED  --  0.47%
      Greenpoint Financial Corp.                          200            7,525
                                                                   -----------
 SECURITY BROKERS, DEALERS & FLOTATION COS.  --  0.27%
      Edwards (A.G.) Inc.                                 100            4,269
                                                                   -----------

                    QUAKER ENHANCED STOCK MARKET FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 SEMICONDUCTORS & RELATED DEVICES  --  0.60%
      Rockwell Int'l Corp. New                            200      $     9,613
                                                                   -----------
 SERVICES - HEALTH SERVICES  --  0.59%
      Cardinal Health Inc.                                100            9,375
                                                                   -----------
 SERVICES - MISCELLANEOUS BUSINESS SERVICES  --  0.48%
      Servicemaster Company                               200            7,613
                                                                   -----------
 SOAP DETERGENT, CLEANING
 PREPARATIONS, PERFUMES  --  2.08%
      Colgate Palmolive Co.                               100            8,800
      Ecolab Inc.                                         200            6,200
      Procter & Gamble Co.                                200           18,213
                                                                   -----------
                                                                        33,213
                                                                   -----------
 STATE COMMERCIAL BANKS  --  2.92%
      Amsouth Bancorp                                     200            7,863
      Bank of New York Co. Inc.                           300           18,206
      Southtrust Corp.                                    100            4,350
      Suntrust Banks, Inc.                                200           16,263
                                                                   -----------
                                                                        46,681
                                                                   -----------
 STEEL WORKS, BLAST FURNACES & ROLLING MILLS  --  0.33%
      Texas Industries, Inc. New                          100            5,300
                                                                   -----------
 SUGAR & CONFECTIONERY PRODUCTS  --  0.86%
      Hershey Foods Corp.                                 200           13,800
                                                                   -----------
 SURETY INSURANCE  --  0.36%
      MGIC Investment Corp. Wis                           100            5,706
                                                                   -----------
 TELECOMMUNICATIONS  --  0.29%
      Alltel Corporation                                  100            4,650
                                                                   -----------
 TELEPHONE COMMUNICATIONS (NO RADIOTELEPHONE)  --  0.54%
      Century Telephone Enterprises Inc.                  100            4,588
      SBC Communications Inc.                             100            4,000
                                                                   -----------
                                                                         8,588
                                                                   -----------
 TELEPHONE - LONG DISTANCE  --  0.36%
      AT&T Corporation                                    100            5,713
                                                                   -----------
 TRANSPORTATION - RAIL  --  0.61%
      Burlington Northern Santa Fe Corporation            100            9,819
                                                                   -----------

                    QUAKER ENHANCED STOCK MARKET FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 UTILITIES - TELECOMMUNICATIONS  --  3.78%
      Ameritech Corporation                               400      $    17,950
      BellSouth Corporation                               300           20,138
      GTE Corporation                                     400           22,250
                                                                   -----------
                                                                        60,338
                                                                   -----------
 WATER SUPPLY  --  0.19%
      American Water Works Co. Inc.                       100            3,100
                                                                   -----------
 WHOLESALE - DURABLE GOODS - 0.31%
      Grainger, W.W. Inc.                                 100            4,981
                                                                   -----------
 WHOLESALE - GROCERIES & RELATED PRODUCTS  --  0.32%
      Sysco Corporation                                   200            5,125
                                                                   -----------
      TOTAL COMMON STOCKS (COST $1,413,526)                          1,534,256
                                                                   -----------
INVESTMENT COMPANIES  --  2.42%
      Evergreen Money Market Treasury
       Institutional Money                                              38,666
                                                                   -----------
      TOTAL INVESTMENT COMPANIES (COST $38,666)                         38,666
                                                                   -----------
TOTAL VALUE OF INVESTMENTS (COST $1,452,192 (b))       98.41%      $ 1,572,922
Other Assets Less Liabilities                           1.59%           25,612
                                                      -------      -----------
      NET ASSETS                                      100.00%      $ 1,598,534
                                                      =======      ===========


(a) Non-income producing investment.
(b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

    Unrealized appreciation                                        $   141,847
    Unrealized depreciation                                            (21,117)
                                                                   -----------
      NET UNREALIZED APPRECIATION                                  $   120,730
                                                                   ===========



                     See notes to financial statements.

                         QUAKER CORE EQUITY FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  98.71%

 AEROSPACE & DEFENSE  --  4.25%
      Allied Signal, Inc.                               1,500      $    66,563
      The Boeing Company                                1,400           62,388
      Lockheed Martin Corporation                         700           74,113
                                                                   -----------
                                                                       203,064
                                                                   -----------
 BEVERAGES  --  1.29%
      PepsiCo, Inc.                                     1,500           61,781
                                                                   -----------
 BUSINESS SERVICES  --  2.56%
      Electronic Data Systems Corporation               1,000           40,000
      Reuters Group PLC                                 1,200           82,200
                                                                   -----------
                                                                       122,200
                                                                   -----------
 COMPUTERS  --  5.62%
      Compaq Computer Corporation                       2,000           56,750
      Hewlett-Packard Company                           2,000          119,750
      International Business Machines, Inc.               800           91,850
                                                                   -----------
                                                                       268,350
                                                                   -----------
 COMPUTER SOFTWARE & HARDWARE  --  8.10%
      Automatic Data Processing, Inc.                   1,000           72,875
      Ceridian Corporation                                900           52,875
  (a) Cisco Systems, Inc.                                 800           73,650
      Computer Associates International, Inc.           1,500           83,344
  (a) Safeguard Scientifics, Inc.                       2,500          104,219
                                                                   -----------
                                                                       386,963
                                                                   -----------
 CONSUMER STAPLES  --  0.42%
  (a) Vlasic Foods International, Inc.                  1,000           20,125
                                                                   -----------
 CONTROLLED ENVIRONMENTS  --  0.35%
      Honeywell Inc.                                      200           16,713
                                                                   -----------
 COSMETICS & PERSONAL CARE  --  6.72%
      Colgate-Palmolive Company                         1,300          114,400
      Gillette Corporation                              2,200          124,713
      Procter & Gamble Company                            900           81,956
                                                                   -----------
                                                                       321,069
                                                                   -----------
 ELECTRONICS  --  1.33%
      General Electric Company                            700           63,700
                                                                   -----------

                         QUAKER CORE EQUITY FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 ELECTRONICS - SEMICONDUCTORS  --  1.79%
      Intel Corporation                                   800      $    59,300
      Motorola, Inc.                                      500           26,281
                                                                   -----------
                                                                        85,581
                                                                   -----------
 ENERGY  --  1.15%
      Royal Dutch Petroleum Company                     1,000           54,813
                                                                   -----------
 ENTERTAINMENT  --  3.07%
      Time Warner Inc.                                  1,100           93,981
      The Walt Disney Company                             500           52,530
                                                                   -----------
                                                                       146,511
                                                                   -----------
 FINANCIAL SERVICES  --  5.37%
      Franklin Resources, Inc.                          1,200           64,800
      Federal National Mortgage Association             1,200           72,900
      Morgan Stanley, Dean Witter, Discover & Company   1,300          118,788
                                                                   -----------
                                                                       256,488
                                                                   -----------
 FINANCIAL - BANKS, MONEY CENTER  --  7.60%
      J.P. Morgan & Company Inc.                          500           58,563
      Mellon Bank Corporation                           2,500          174,063
      Nations Bank Corporation                          1,000           76,500
      PNC Bank Corporation                              1,000           53,813
                                                                   -----------
                                                                       362,939
                                                                   -----------
 FINANCIAL - SECURITY BROKERS  --  2.05%
      SLM Holdings Corporation                          2,000           98,000
                                                                   -----------
 FOOD - PROCESSING  --  4.88%
      Campbell Soup Company                               500           26,563
      Heinz (H.J.) Company                              1,500           84,188
      Hershey Foods Corporation                         1,200           82,800
      Phillip Morris Companies Inc.                     1,000           39,375
                                                                   -----------
                                                                       232,926
                                                                   -----------
 INSURANCE - LIFE & HEALTH  --  1.27%
      AFLAC, Inc.                                       2,000           60,625
                                                                   -----------
 INSURANCE - MULTILINE  --  3.70%
      American International Group, Inc.                  500           73,000
      Cigna Corporation                                 1,500          103,500
                                                                   -----------
                                                                       176,500
                                                                   -----------

                         QUAKER CORE EQUITY FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 MEDICAL SUPPLIES  --  2.32%
      Johnson & Johnson                                 1,500      $   110,625
                                                                   -----------
 MEDICAL - BIOTECHNOLOGY  --  6.26%
      Merck & Company, Inc.                               900          120,375
      Pfizer Inc.                                         800           86,950
      Schering-Plough Corporation                       1,000           91,625
                                                                   -----------
                                                                       298,950
                                                                   -----------
 METALWORKING - MACHINERY & EQUIPMENT  --  0.79%
      Kennametal Inc.                                     900           37,575
                                                                   -----------
 MINING  --  3.65%
      Potash Corporation of Saskatachewan Inc.          1,600          120,900
      Vulcan Materials Company                            500           53,344
                                                                   -----------
                                                                       174,244
                                                                   -----------
 OFFICE & BUSINESS EQUIPMENT  --  2.10%
      Xerox Corporation                                   700           71,138
  (a) Staples, Inc.                                     1,000           28,938
                                                                   -----------
                                                                       100,076
                                                                   -----------
 OIL & GAS - EQUIPMENT & SERVICES  --  1.43%
      Schlumberger Limited                              1,000           68,312
                                                                   -----------
 OIL & GAS - EXPLORATION  --  1.12%
      El Paso Natural Gas Company                       1,400           53,550
                                                                   -----------
 OIL & GAS - INTERNATIONAL  --  1.19%
      Exxon Corporation                                   800           57,050
                                                                   -----------
 PAPERBOARD PRODUCTS  --  1.20%
      Minnesota Mining & Manufacturing                    700           57,530
                                                                   -----------
 PAINTS, VARNISHES, LACQUERS,
 ENAMELS & PRODUCTS  --  0.55%
      Sherwin Williams Company                            800           26,500
                                                                   -----------
 PLASTICS - SYNTHETICS  --  1.56%
      DuPont De Nemours & Company                       1,000           74,625
                                                                   -----------
 PHARMACEUTICAL PREPARATIONS  --  3.75%
      Bristol-Myers Squibb Company                      1,000          114,938
  (a) Elan Corporation PLC                              1,000           64,312
                                                                   -----------
                                                                       179,250
                                                                   -----------

                         QUAKER CORE EQUITY FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 PUBLISHING  --  0.57%
      E.W. Scripps Company Class (A)                      500      $    27,405
                                                                   -----------
 RAILROADS - LINE HAULING  --  0.52%
      Kansas City Southern Industries Company             500           24,812
                                                                   -----------
 RESTAURANTS FOOD & SERVICE  --  3.16%
      McDonald's Corporation                            1,500          103,500
  (a) Tricon Global Restaurants, Inc.                   1,500           47,530
                                                                   -----------
                                                                       151,030
                                                                   -----------
 SUGAR & CONFECTIONERY PRODUCTS  --  2.05%
      W.M. Wrigley Jr. Company                          1,000           98,000
                                                                   -----------
 TECHNOLOGY  --  0.07%
      Docucorp International, Inc.                        500            3,281
                                                                   -----------
 TELECOMMUNICATIONS EQUIPMENT  --  4.58%
      Bell Atlantic Corporation                         1,000           45,625
      Lucent Technologies, Inc.                         1,400          116,462
      Northern Telecom Limited                          1,000           56,750
                                                                   -----------
                                                                       218,837
                                                                   -----------
 WATER SUPPLY  --  0.33%
      American Water Works Company, Inc.                  500           15,500
                                                                   -----------
 TOTAL COMMON STOCKS (Cost $3,984,653)                               4,715,500
                                                                   -----------
 TOTAL VALUE OF INVESTMENTS (COST $3,984,653 (b))      98.71%      $ 4,715,500
 Other Assets Less Liabilities                          1.29%           61,600
                                                      -------      -----------
      NET ASSETS                                      100.00%      $ 4,777,100
                                                      =======      ===========

(a) Non-income producing investment.
(b) Aggregate cost for financial reporting and federal income tax purposes is the same.
    Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

    Unrealized appreciation                                        $   785,737
    Unrealized depreciation                                            (54,890)
                                                                   -----------
      NET UNREALIZED APPRECIATION                                  $   730,847
                                                                   ===========


                   See notes to the financial statements.

                        QUAKER AGGRESSIVE GROWTH FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  71.65%

 BANKING  --  2.23%
      Nations Bank Corp                                   500      $    38,250
                                                                   -----------
 BEVERAGES  --  2.64%
      The Coca-Cola Company                               300           25,650
      Coca-Cola Enterprises                               500           19,625
                                                                   -----------
                                                                        45,275
                                                                   -----------
 BOTTLED & CANNED SOFTDRINKS  --  0.67%
      Whitman Corporation                                 500           11,469
                                                                   -----------
 BUSINESS SERVICES  --  1.69%
      Sodexho Marriot Services Inc.                     1,000           29,000
                                                                   -----------
 CHEMICAL & ALLIED PRODUCTS  --  0.23%
      Great Lakes Chemical Corporation                    100            3,944
                                                                   -----------
 CIGARETTES  --  1.15%
      Phillip Morris Company                              500           19,688
                                                                   -----------
 CONSTRUCTION & MACHINERY EQUIPMENT  --  0.93%
      Caterpillar, Inc.                                   300           15,862
                                                                   -----------
 CONTROLLED ENVIRONMENTS  --  1.03%
      Oak Industries                                      500           17,688
                                                                   -----------
 CONSUMER SERVICES  --  1.33%
      ServiceMaster Co.                                   600           22,838
                                                                   -----------
 DEPARTMENT STORES  --  1.15%
      May Department Store                                300           19,650
                                                                   -----------
 FAMILY CLOTHING STORES  --  0.02%
  (a) Abercrombie & Fitch                                   8              352
                                                                   -----------
 FINANCIAL SERVICES  --  4.82%
      Federal Home Loan Management Corp.                  400           18,825
      Providian Financial Corp.                           300           23,569
  (a) Tele-Communications TCI Ventures Group            2,000           40,125
                                                                   -----------
                                                                        82,519
                                                                   -----------
 FINANCIAL - BANKS, MONEY CENTER  --  1.63%
      Banc One Corporation                                500           27,906
                                                                   -----------

                        QUAKER AGGRESSIVE GROWTH FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 FOOD - PROCESSING  --  5.49%
      Agibrands International, Inc.                       650      $    19,662
      Campbell Soup Company                               300           15,938
      Ralstin-Ralston Purina Group                        500           58,406
                                                                   -----------
                                                                        94,006
                                                                   -----------
 FOOD - WHOLESALE  --  1.10%
      Ralcorp Holdings, Inc.                            1,000           18,875
                                                                   -----------
 GROCERY STORES  --  0.71%
      American Stores                                     500           12,094
                                                                   -----------
 HEALTHCARE  --  6.41%
      Cardinal Health Inc.                                200           18,750
  (a) Neurex Corporation                                3,000           91,125
                                                                   -----------
                                                                       109,875
                                                                   -----------
 INDUSTRIAL  --  2.71%
      Hussman International, Inc.                       2,500           46,406
                                                                   -----------
 INSURANCE AGENTS, BROKERS & SERVICES  --  2.60%
      Hartford Financial Services Group Inc.              200           22,875
      Mutual Risk Management Ltd.                         600           21,750
                                                                   -----------
                                                                        44,625
                                                                   -----------
 INSURANCE - LIFE & HEALTH  --  0.85%
      Old Republic International Corporation              500           14,656
                                                                   -----------
 INSURANCE - MULTILINE  --  2.42%
      CIGNA Corporation                                   600           41,400
                                                                   -----------
 INSURANCE - PROPERTY & CASUALTY  --  3.01%
      Mercury General Corporation                         800           51,550
                                                                   -----------
 MEDICAL - BIOTECHNOLOGY  --  1.98%
      Millennium Chemicals, Inc.                        1,000           33,875
                                                                   -----------
 MEDICINAL - CHEMICALS & BOTANICAL PRODUCTS  --  0.85%
      Martek Biosciences Corporation                    1,000           14,563
                                                                   -----------
 MOTOR VEHICLES & CAR BODIES  --  1.72%
      Ford Motor Company                                  500           29,500
                                                                   -----------
 PERSONAL CREDIT INSTITUTION  --  1.77%
      Travelers Group, Inc.                               500           30,312
                                                                   -----------

                        QUAKER AGGRESSIVE GROWTH FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 PHARAMACEUTICALS  --  1.32%
  (a) Vion Pharamaceuticals Inc.                        2,000      $     9,500
      Zeneca Group PLC                                    300           13,162
                                                                   -----------
                                                                        22,662
                                                                   -----------
 PLASTIC PRODUCTS  --  1.17%
      Illinois Tool Works, Inc.                           300           20,006
                                                                   -----------
 RETAIL - APPAREL  --  0.56%
      The TJX Corporation                                 400            9,650
                                                                   -----------
 RETAIL - GENERAL MERCHANDISE  --  1.18%
      BJ's Wholesale Club, Inc.                           500           20,312
                                                                   -----------
 SECURITY BROKERS, DEALERS, FLOTATION COS.  --  4.33%
      Donaldson, Lufkin, & Jenrette, Inc.                 500           25,406
      Morgan Stanley Dean Witter Discover & Company       300           27,412
      Paine Webber Group Inc.                             500           21,438
                                                                   -----------
                                                                        74,256
                                                                   -----------
 STATE COMMERCIAL BANKS  --  3.45%
      Allegiance Corporation                              800           41,000
      Bank of New York, Inc.                              300           18,206
                                                                   -----------
                                                                        59,206
                                                                   -----------
 TECHNOLOGY  --  0.71%
  (a) New Era of Networks                                 400           12,200
                                                                   -----------
 TELEPHONE APPARATUS  --  1.66%
      Northern Telecom Ltd.                               500           28,375
                                                                   -----------
 UTILITIES - TELECOMMUNICATIONS  --  4.36%
      AT&T Corporation                                    300           17,138
      GTE Corporation                                     400           22,250
      Sprint Corporation                                  500           35,250
                                                                   -----------
                                                                        74,638
                                                                   -----------
 VARIETY STORES  --  1.77%
      Wal-Mart Stores Inc.                                500           30,375
                                                                   -----------
      TOTAL COMMON STOCKS (COST $1,154,829)            31,158      $ 1,227,858
                                                                   -----------

                        QUAKER AGGRESSIVE GROWTH FUND
                         SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
 INVESTMENT COMPANIES  --  13.50%
      Evergreen Money Market Treasury Institutional                $   231,255
                                                                   -----------
        Treasury Money Market Fund Institutional
        Service Shares

     TOTAL INVESTMENT COMPANIES (COST $231,255)                    $   231,255
                                                                   -----------
TOTAL VALUE OF INVESTMENTS (COST $1,386,084)                       $ 1,459,113
                                                                   ===========

OPEN SHORT POSITIONS  --  (5.74%)
 (a) Elan Corporation PLC                               1,530          (98,398)
                                                                   -----------
     TOTAL OPEN SHORT POSITIONS (PROCEEDS $94,302)                     (98,398)
                                                                   ===========
TOTAL VALUE OF INVESTMENTS AND
OPEN SHORT POSITIONS (b)                               79.41%      $ 1,360,715
      Other Assets Less Liabilities                    20.59%          352,870
                                                      -------      -----------
      NET ASSETS                                      100.00%      $ 1,713,585
                                                      =======      ===========

(a) Non-income producing investment.
(b) Aggregate cost for financial reporting and federal income tax purposes is the same.
    Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

    Unrealized appreciation                                        $    92,308
    Unrealized depreciation                                            (23,375)
                                                                   -----------
      NET UNREALIZED APPRECIATION                                  $    68,933
                                                                   ===========


                     See notes to financial statements.

                          QUAKER MID CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------

COMMON STOCK  --  88.49%

 CHEMICALS  --  4.54%
      International Specialty Products                 22,000      $   409,750
                                                                   -----------
 COMMERCIAL SERVICES  --  5.58%
  (a) Telespectrum Worldwide Inc.                      25,400          222,250
      The Reynolds & Reynolds Company                  15,500          281,906
                                                                   -----------
                                                                       504,156
                                                                   -----------
 COMPUTER SOFTWARE & SERVICES  --  9.89%
      Ceridian Corporation                              7,100          417,125
  (a) Daisytek International Corporation               10,500          267,094
  (a) Symantec Corporation                              8,000          209,000
                                                                   -----------
                                                                       893,219
                                                                   -----------
 CONSTRUCTION - HEAVY  --  1.93%
      Granite Construction, Inc.                        5,700          174,563
                                                                   -----------
 ELECTRONICS  --  2.78%
      Tektronix, Inc                                    7,100          251,163
                                                                   -----------
 ENGINEERING & CONSTRUCTION  --  3.87%
      Crane Company                                     7,200          349,650
                                                                   -----------
 ENERGY  --  3.19%
      Ocean Energy, Inc.                               14,744          288,430
                                                                   -----------
 FINANCIAL - THRIFT, SAVINGS & LOAN  --  14.29%
      Roslyn Bancorp, Inc.                             12,000          267,750
      S&P Mid-Cap 400 Depository Receipts              14,700        1,023,487
                                                                   -----------
                                                                     1,291,237
                                                                   -----------
 HOLDING COMPANIES DIVERSIFIED  --  9.26%
      The Coastal Corporation                           5,300          370,006
      Questar Corporation                              14,800          290,450
      Bergen Brunswig Corporation                       3,800          176,225
                                                                   -----------
                                                                       836,681
                                                                   -----------
 MEDICAL SUPPLIES  --  5.49%
      Ballard Medical Products                         12,900          232,200
      Becton, Dickinson & Company                       3,400          263,925
                                                                   -----------
                                                                       496,125
                                                                   -----------
 MISCELLANEOUS - MANUFACTURING  --  6.55%
  (a) Griffon Corporation                              18,000          230,625
      Kellwood Company                                 10,100          361,075
                                                                   -----------
                                                                       591,700
                                                                   -----------

                          QUAKER MID CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------

COMMON STOCK  --  (continued)

 OFFICE & BUSINESS EQUIPMENT  --  2.38%
      Harris Corporation                                4,800      $   214,500
                                                                   -----------
 OIL & GAS - EXPLORATION  --  4.08%
  (a) Newfield Exploration                             14,800          368,150
                                                                   -----------
 OIL & GAS - DOMESTIC  --  1.99%
      Amerada Hess Corporation                          3,300          179,231
                                                                   -----------
 PERSONAL CREDIT INSTITUTIONS  --  2.88%
  (a) Americredit Corporation                           7,300          260,518
                                                                   -----------
 RETAIL - DEPARTMENT STORES  --  4.20%
  (a) Profitt's, Inc                                    9,400          379,525
                                                                   -----------
 RETAIL - GROCERY  --  2.58%
      Hannaford Brothers                                5,300          233,200
                                                                   -----------
 TIRE & RUBBER  --  3.01%
      Cooper Tire & Rubber Company                     13,200          272,251
                                                                   -----------
      TOTAL COMMON STOCKS (COST $7,492,825)                          7,994,049
                                                                   -----------
INVESTMENT COMPANIES  --  2.81%
      Evergreen Money Market Treasury Institutional
       Treasury Money Market Fund Institutional
        Service Shares
       (COST $253,534)                                253,534          253,534
                                                                   -----------
TOTAL VALUE OF INVESTMENTS (COST $7,746,359)           91.30%      $ 8,247,583
Other Assets Less Liabilities                           8.70%          785,597
                                                      -------      -----------
      NET ASSETS                                      100.00%      $ 9,033,180
                                                      =======      ===========

(a) Non-income producing investment.

(b) Aggregate cost for financial reporting and federal income tax purposes is the same.
    Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

    Unrealized appreciation                                        $   804,039
    Unrealized depreciation                                           (302,816)
                                                                   -----------
      NET UNREALIZED APPRECIATION                                  $   501,223
                                                                   ===========


                     See notes to financial statements.

                         QUAKER SMALL-CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  80.80%

 AEROSPACE & DEFENSE  --  1.16%
      Litton Industries, Inc.                             300      $    17,700
      Sunstrand Corporation                               500           28,625
                                                                   -----------
                                                                        46,325
                                                                   -----------
 ADVERTISING AGENCIES  --  0.39%
  (a) Catalina Marketing Corporation                      300           15,580
                                                                   -----------
 AIR COURIER SERVICES  --  0.53%
      Airborne Freight Corporation                        600           20,963
                                                                   -----------
 AIR TRANSPORTATION  --  0.58%
  (a) Midwest Express Holdings, Inc.                      300           10,856
  (a) Continental Airlines, Inc.                          200           12,175
                                                                   -----------
                                                                        23,031
                                                                   -----------
 AUTO PARTS - ORIGINAL EQUIPMENT  --  0.45%
      Arvin Industries, Inc.                              500           18,156
                                                                   -----------
 AUTOS & TRUCKS  --  0.72%
      Navistar International Corporation                1,000           28,875
                                                                   -----------
 BUILDING MATERIALS  --  1.71%
      Lone Star Industries                                400           30,825
      Texas Industries, Inc.                              300           15,900
      Vulcan Materials Company                            200           21,337
                                                                   -----------
                                                                        68,062
                                                                   -----------
 BUSINESS MACHINES  --  0.30%
      Splash Technology Holdings, Inc.                    700           12,030
                                                                   -----------
 BUSINESS SERVICES  --  2.60%
      Complete Business Solutions, Inc.                   900           32,344
  (a) Integrated Circuit Systems, Inc.                  1,000           16,625
  (a) Mastech Corporation                               1,000           28,125
  (a) Personnel Group America, Inc.                       600           12,000
      Trigon Healthcare, Inc.                             400           14,475
                                                                   -----------
                                                                       103,569
                                                                   -----------
 CATALOG & MAIL ORDER HOUSES  --  0.63%
  (a) CDW Computer Center, Inc.                           500           25,000
                                                                   -----------

                         QUAKER SMALL-CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 CHEMICALS  --  1.68%
      The Geon Company                                    500      $    11,469
      Georgia Gulf Corporation                            500           11,406
      Millenium Chemicals, Inc.                           700           23,713
      Wellman, Inc.                                       900           20,419
                                                                   -----------
                                                                        67,007
                                                                   -----------
 CHEMICAL SERVICES  --  0.68%
     Leasing Solutions, Inc.                              600           17,250
 (a) Veritas DGC Inc.                                     200            9,988
                                                                   -----------
                                                                        27,238
                                                                   -----------
 COMMERCIAL PRINTING  --  0.53%
     World Color Press, Inc.                              600           21,000
                                                                   -----------
 COMPUTERS  --  0.15%
  (a) SMART Modular Technologies, Inc.                    400            5,850
                                                                   -----------
 COMPUTER SOFTWARE & SERVICES  --  3.31%
  (a) Cambridge Technology Partners, Inc.                 200           10,925
      Comdisco, Inc.                                      600           11,400
  (a) Computer Horizon Corporation                        600           22,238
  (a) InterVoice, Inc.                                  1,200           21,300
      Keane Inc.                                          500           28,000
      Madge Networks NV                                 4,700           22,325
  (a) Pomeroy Computer Resources, Inc.                    600           15,638
                                                                   -----------
                                                                       131,826
                                                                   -----------
 CONSUMER DURABLES  --  0.58%
      C & D Technologies, Inc.                            400           23,200
                                                                   -----------
 CONSTRUCTION  --  1.41%
      Centex Construction Products                        600           23,100
      D.R. Horton, Inc.                                   675           14,090
  (a) Walter Industries, Inc.                           1,000           18,938
                                                                   -----------
                                                                        56,128
                                                                   -----------
 DRUGS & MEDICINE  --  2.46%
  (a) Arterial Vascular Engineering, Inc.               1,000           35,750
  (a) ESC Medical Systems Ltd.                            700           23,625
  (a) NBTY, Inc.                                        1,100           20,213
      Bergen Brunswig Corporation Class (A)               400           18,550
                                                                   -----------
                                                                        98,138
                                                                   -----------

                         QUAKER SMALL-CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 ELECTRICAL - MACHINERY, EQUIPMENT & SUPPLIES -- 0.51%
      Exide Corporation                                 1,200      $    20,175
                                                                   -----------
 ELECTRIC SERVICES  --  0.37%
      El Paso Electric Company                          1,600           14,700
                                                                   -----------
 ELECTRONICS  --  2.79%
      Arrow Electronics, Inc.                             500           10,875
  (a) Berg Electronics Corporation                      1,100           21,519
  (a) CHS Electronics, Inc.                             1,500           26,813
      General Cable Corporation                         1,000           28,875
  (a) SCI Systems, Inc.                                   400           15,050
      Technitrol, Inc.                                    200            7,988
                                                                   -----------
                                                                       111,120
                                                                   -----------
 ENERGY - RAW MATERIALS  --  0.30%
      Cleco Corporation                                   400           11,900
                                                                   -----------
 ENTERTAINMENT  --  0.92%
      Anchor Gaming                                       300           23,288
      GTECH Holdings Corporation                          400           13,475
                                                                   -----------
                                                                        36,763
                                                                   -----------
 FABRICATED RUBBER PRODUCTS  --  0.43%
      Carlisle Companies, Inc.                            400           17,225
                                                                   -----------
 FINANCIAL - BANKS, COMMERCIAL  --  1.87%
      Commerce Bancshares, Inc.                           157            7,664
      Greenpoint Financial Corporation                    400           15,050
      Popular, Inc.                                       400           26,600
      TR Financial Corporation                            600           25,125
                                                                   -----------
                                                                        74,439
                                                                   -----------
 FINANCIAL - MISCELLANEOUS  --  3.01%
      CMAC Investments Corporation                        400           24,600
  (a) Consumer Portfolio Services, Inc.                 1,400           14,700
      Dain Rauscher Corporation                           300           16,425
      Financial Security Assurance Holdings               300           17,625
      SEI Corporation                                     400           24,800
  (a) Southern Pacific Fund Corporation                 1,400           21,963
                                                                   -----------
                                                                       120,113
                                                                   -----------

                         QUAKER SMALL-CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 FINANCIAL - SAVINGS/LOAN/THRIFT  --  1.32%
      AMRESCO, Inc.                                       400      $    11,650
  (a) ContiFinancial Corporation                          300            6,938
      Dime Bancorp, Inc.                                  411           12,304
  (a) FIRSTPLUS Financial Group, Inc.                     600           21,600
                                                                   -----------
                                                                        52,492
                                                                   -----------
 FINANCIAL - SECURITIES BROKERS  --  2.04%
      Edwards (A.G.), Inc.                                450           19,209
      Donaldson, Lufkin & Jenrette, Inc.                  400           20,325
      Paine Webber Group Inc.                             450           19,294
      Raymond James Financial, Inc.                       750           22,452
                                                                   -----------
                                                                        81,280
                                                                   -----------
 FINANCIAL SERVICES  --  1.84%
      Acceptance Insurance Companies                      600           14,738
  (a) AmeriCredit Corporation                             600           21,413
      Capital One Financial Corporation                   300           37,256
                                                                   -----------
                                                                        73,407
                                                                   -----------
 FOOD - PROCESSING  --  0.74%
      Interstate Bakeries Corporation                     700           23,231
  (a) Smithfield Foods, Inc.                              200            6,100
                                                                   -----------
                                                                        29,331
                                                                   -----------
 FOOD - WHOLESALE  --  0.60%
      Fleming Companies, Inc.                             600           10,538
      Supervalu Inc.                                      300           13,313
                                                                   -----------
                                                                        23,851
                                                                   -----------
 GENERAL INDUSTRIAL MACHINERY & EQUIPMENT  --  0.21%
      Regal-Beloit Corporation                            300            8,550
                                                                   -----------
 HELP SUPPLY SERVICES  --  1.18%
  (a) CDI Corporation                                     200            5,350
  (a) Interim Services, Inc.                              700           22,488
  (a) Volt Info Services, Inc                             700           18,988
                                                                   -----------
                                                                        46,826
                                                                   -----------
HOLDING COMPANIES - DIVERSIFIED  --  0.53%
 (a) Anixter International Inc.                         1,100           20,968
                                                                   -----------

                         QUAKER SMALL-CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

HOMEBUILDERS  --  0.75%
     Centex Corporation                                   400      $    15,100
 (a) Champion Enterprises, Inc.                           500           14,625
                                                                   -----------
                                                                        29,725
                                                                   -----------
HOUSEHOLD PRODUCTS & HOUSEWARES  --  0.74%
 (a) Furniture Brands International, Inc.                 900           25,256
     Harvety Furniture Company, Inc.                      200            4,425
                                                                   -----------
                                                                        29,681
                                                                   -----------
 INSURANCE - LIFE & HEALTH  --  0.95%
      Partnerre, Ltd.                                     300           15,300
      PennCorp Financial Group, Inc.                      900           18,450
      Vesta Insurance Group, Inc.                         200            4,262
                                                                   -----------
                                                                        38,012
                                                                   -----------
 INSURANCE - MULTILINE  --  0.80%
      Americian National Insurance Company                100           10,525
      Capital Re Corp                                     300           21,488
                                                                   -----------
                                                                        32,013
                                                                   -----------
 INSURANCE - PROPERTY & CASUALTY  --  3.52%
      Everest Reinsurance Holdings, Inc.                  500           19,219
      Fremont General Corporation                         200           10,838
      LaSalle Re Holdings Ltd.                            400           15,150
      NAC Re Corp.                                        200           10,675
      Orion Capital Corporation                           300           16,762
      PXRE Corporation                                    100            3,000
      Reliance Group Holdings, Inc.                       800           14,000
      The First American Financial Corporation            300           27,000
      The PMI Group, Inc.                                 200           14,675
      TIG Holdings, Inc.                                  400            9,200
                                                                   -----------
                                                                       140,519
                                                                   -----------
 INSURANCE - TITLE  --  0.70%
      Fidelity National Financial, Inc.                   700           27,868
                                                                   -----------
 IRON & STEEL  --  1.30%
      Bethlehem Steel Corporation                       1,700           21,144
      National Steel Corporation Class (B)              1,200           14,250
      USX-U.S. Steel Group, Inc.                          500           16,500
                                                                   -----------
                                                                        51,894
                                                                   -----------

                         QUAKER SMALL-CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 LIQUOR  --  0.62%
  (a) Canadaigua Brands Class (A)                         500      $    24,594
                                                                   -----------
 MEASURING & CONTROLLING DEVICES  --  0.36%
  (a) Input/Output, Inc.                                  800           14,250
                                                                   -----------
 MEDIA  --  0.64%
      Hollinger International, Inc. Class (A)           1,500           25,500
                                                                   -----------
 MEDICAL - HOSPITAL MANAGEMENT & SERVICES  --  1.74%
  (a) American Home Patient, Inc.                         500            9,562
      Integrated Health Services, Inc.                    406           15,225
      Mariner Health Group, Inc.                        1,000           16,625
  (a) NovaCare, Inc.                                    1,500           17,625
      Sun Healthcare Group, Inc.                          700           10,238
                                                                   -----------
                                                                        69,275
                                                                   -----------
 MEDICAL SUPPLIES  --  0.30%
      Owens & Minor, Inc.                               1,200           12,000
                                                                   -----------
 METAL FABRICATION & HARDWARE  --  0.62%
      The Timken Company                                  800           24,650
                                                                   -----------
 MISCELLANEOUS - MANUFACTURING  --  2.08%
  (a) Lexmark International Group, Inc. Class (A)         400           24,400
      NACCO Industries, Inc. Class (A)                    200           25,850
      Trinity Industries, Inc.                            600           24,900
      Vitro Sociedad Anonima ADR                        1,200            7,650
                                                                   -----------
                                                                        82,800
                                                                   -----------
 NON-DURABLE & ENTERTAINMENT  --  1.21%
      Department 56, Inc.                                 600           21,300
  (a) Sonic Corporation                                 1,200           26,850
                                                                   -----------
                                                                        48,150
                                                                   -----------
 NON-FERROUS METALS  --  0.36%
  (a) Encore Wire Corporation                             900           14,513
                                                                   -----------
 OFFICE & CLININCS OF DOCTORS OF MEDICINE  --  0.22%
  (a) Coventry Healthcare, Inc.                           600            8,925
                                                                   -----------

                         QUAKER SMALL-CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 OIL & GAS - DOMESTIC  --  1.84%
      McDermott (J Ray) SA                                300      $    12,450
      Sun Company, Inc.                                   500           19,406
      Teekay Shipping, Corporation                        900           22,556
      Tesoro Petroleum Corporation                      1,200           19,050
                                                                   -----------
                                                                        73,462
                                                                   -----------
 OIL & GAS - DRILLING  --  0.83%
  (a) Cliffs Drilling Company                             300            9,844
      Helmerich & Payne, Inc.                             400            8,900
  (a) Key Energy Group, Inc.                            1,100           14,439
                                                                   -----------
                                                                        33,183
                                                                   -----------
 OIL & GAS - FIELD SERVICES  --  0.33%
      Pool Energy Services Company                        900           13,275
                                                                   -----------
 OIL & GAS - OTHER SERVICES  --  1.06%
      Rochester Gas & Electric Corporation                700           22,356
      UGI Corporation                                     800           19,900
                                                                   -----------
                                                                        42,256
                                                                   -----------
 OPERATIVE BUILDERS  --  0.70%
  (a) Fairfield Communities, Inc.                         800           15,350
      Kaufman & Broad Home Corporation                    400           12,700
                                                                   -----------
                                                                        28,050
                                                                   -----------
 PACKAGING & CONTAINERS  --  0.30%
      Ball Corporation                                    300           12,056
                                                                   -----------
 PAPER & FOREST PRODUCTS  --  0.44%
  (a) Mail-Weil, Inc.                                     800           17,350
                                                                   -----------
 PHARMACEUTICALS  --  1.47%
      Herbalife International, Inc. Class (A)           1,133           27,900
      ICN Pharmaceuticals, Inc.                           600           27,413
  (a) PharMercia, Inc.                                    273            3,293
                                                                   -----------
                                                                        58,606
                                                                   -----------
 PREPACKAGED SOFTWARE  --  0.93%
  (a) Intersolv, Inc.                                   1,000           16,062
  (a) Symantec Corporation                                800           20,900
                                                                   -----------
                                                                        36,962
                                                                   -----------

                         QUAKER SMALL-CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 PRODUCER GOODS  --  1.16%
      Aeroquip-Vickers, Inc.                              200      $    11,675
      Chart Industries                                    600           14,325
      The Maitowoc Company, Inc.                          500           20,156
                                                                   -----------
                                                                        46,156
                                                                   -----------
 PUMPS & PUMPING EQUIPMENT  --  0.35%
      Graco, Inc.                                         400           13,950
                                                                   -----------
 PUBLISHING - PRINTING  --  0.45%
      Bowne & Company, Inc.                               400           18,000
                                                                   -----------
 REAL PROPERTY  --  0.42%
      CB Commercial Real Estate Service Group             500           16,718
                                                                   -----------
 RESTAURANTS & FOOD SERVICE  --  2.79%
  (a) Brinker International, Inc.                       1,000           19,250
      CKE Restaurants, Inc.                               700           28,875
      Daren Restaurants, Inc.                           1,200           19,050
      Foodmaker, Inc.                                     600           10,125
  (a) Ryan's Family Steak Houses, Inc.                    900            9,225
      Ruby Tuesday, Inc.                                1,600           24,800
                                                                   -----------
                                                                       111,325
                                                                   -----------
 RETAIL - APPAREL  --  1.60%
      Ross Stores, Inc.                                   400           17,200
  (a) The Dress Barn, Inc.                                300            7,462
      Paul Harris Stores, Inc.                          1,300           17,225
  (a) Payless Shoesource, Inc.                            300           22,106
                                                                   -----------
                                                                        63,993
                                                                   -----------
 RETAIL - GENERAL MERCHANDISE  --  1.06%
  (a) Best Buy Co., Inc.                                  800           28,900
      Fingerhut Companies, Inc.                           400           13,200
                                                                   -----------
                                                                        42,100
                                                                   -----------
 RETAIL - SPECIALTY LINE  --  0.54%
  (a) Micro Warehouse, Inc.                             1,400           21,700
                                                                   -----------
 STATE COMMERCIAL BANKS  --  1.37%
      Allegiance Corporation                              500           25,625
  (a) First Republic Bank                                 800           28,900
                                                                   -----------
                                                                        54,525
                                                                   -----------

                         QUAKER SMALL-CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)

 TELECOMMUNICATIONS  --  1.08%
      360 Communications Company                          800      $    25,600
  (a) Brightpoint, Inc.                                   900           13,050
      Cidco, Inc.                                       1,000            4,625
                                                                   -----------
                                                                        43,275
                                                                   -----------
 TELECOMMUNICATIONS EQUIPMENT  --  0.38%
  (a) Paging Network, Inc.                                600            8,400
      Tadiran Ltd.                                        200            6,625
                                                                   -----------
                                                                        15,025
                                                                   -----------
 TEXTILES  --  0.60%
      Burlington Industries, Inc.                       1,700           23,906
                                                                   -----------
 TOBACCO  --  0.47%
      Universal Corporation                               500           18,688
                                                                   -----------
 TRANSPORTATION - AIR  --  1.12%
      Alaska Air Group, Inc.                              400           21,825
  (a) America West Holdings, Company Class (B)            800           22,850
                                                                   -----------
                                                                        44,675
                                                                   -----------
 TRANSPORTATION - MISCELLANEOUS  --  0.48%
      Sea Containers, Ltd.                                500           19,125
                                                                   -----------
 UTILITIES - ELECTRIC  --  2.10%
      Commonwealth Energy System                          200            7,550
      Marketspan Corporation                              176            5,268
      New York State Electric & Gas Corporation           500           20,812
      Public Service Company of New Mexico              1,100           24,956
      The United Illuminating Company                     500           25,312
                                                                   -----------
                                                                        83,898
                                                                   -----------
 UTILITIES - GAS  --  0.17%
      Westcoast Energy Inc.                               300            6,694
                                                                   -----------
 VARIETY STORES  --  1.00%
      AMES Department Stores, Inc.                      1,000           26,312
      Shopko Stores, Inc.                                 400           13,600
                                                                   -----------
                                                                        39,912
                                                                   -----------

                         QUAKER SMALL-CAP VALUE FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998

                                                      NUMBER          MARKET
                                                      OF SHARES       VALUE
                                                      ---------    -----------
COMMON STOCK  --  (continued)


 WHOLESALE - SPECIAL LINE  --  0.32%
  (a) CellStar Corporation                              1,000      $    12,938
                                                                   -----------
      TOTAL COMMON STOCKS (COST $2,914,935)                          3,221,290
                                                                   -----------
INVESTMENT COMPANIES  --  0.86%
      Evergreen Money Market Treasury Institutional
      Treasury Money Market Fund Institutional
       Service Shares
      (COST $34,101)                                   34,101           34,101
                                                                   -----------
TOTAL VALUE OF INVESTMENTS (COST $2,949,036 (b))       81.66%      $ 3,255,391
Other Assets Less Liabilities                          18.34%          731,335
                                                      -------      -----------
      NET ASSETS                                      100.00%      $ 3,986,726
                                                      =======      ===========

(a) Non-income producing investment.

(b) Aggregate cost for financial reporting and federal income tax purposes is the same.
    Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

    Unrealized appreciation                                        $   464,679
    Unrealized depreciation                                           (158,324)
                                                                   -----------
      NET UNREALIZED APPRECIATION                                  $   306,355
                                                                   ===========


                     See notes to financial statements.

                          QUAKER FIXED INCOME FUND
                           SCHEDULE OF INVESTMENTS
                                JUNE 30, 1998


                                                INTEREST  MATURITY
                                      PRINCIPAL   RATE      DATE      VALUE
                                      --------- --------  --------  ---------
MORTGAGE BACKED SECURITIES -- 34.26%
   FHLMC                                450,000   5.75%  15-Apr-08  $  449,260
   FNMA                                 500,000   5.75%  15-Jun-05     501,761
   FNMA                               1,000,000   6.50%  01-May-28     995,700

   TOTAL MORTGAGE BACKED SECURITIES                                  ---------
   (COST $1,933,721)                                                 1,946,721
                                                                     ---------
U.S. GOVERNMENT OBLIGATIONS -- 56.29%
   U.S. Treasury Bond                   530,000   0.00%  15-Nov-21     139,607
   U.S. Treasury Bond                   270,000  10.375% 15-Nov-12     361,631
   U.S. Treasury Bond                   100,000   8.00%  15-Nov-21     128,906
   U.S. Treasury Note                   420,000  11.125% 15-Aug-03     522,900
   U.S. Treasury Note                   935,000   7.00%  15-Jul-06   1,021,487
   U.S. Treasury Note                   101,000   5.375% 15-Feb-01     100,653
   U.S. Treasury Note                   900,000   6.25%  31-Aug-02     923,344

   TOTAL U.S. GOVERNMENT OBLIGATIONS                                 ---------
   (COST $3,156,921)                                                 3,198,529
                                                                     ---------

                                                           SHARES
                                                          --------
INVESTMENT COMPANIES -- 6.02%
   Evergreen Money Market Treasury
   Institutional Money                                    341,823      341,823
                                                                     ---------
   TOTAL INVESTMENT COMPANIES
     (COST $341,823)                                                   341,823
                                                                     ---------
TOTAL VALUE OF INVESTMENTS
  (COST $5,432,465 (a))                                    96.57%   $5,487,073
Other Assets Less Liabilities                               3.43%      195,079
                                                          -------   ----------
       NET ASSETS                                         100.00%   $5,682,152
                                                          =======   ==========

(a) Aggregate cost for financial reporting and federal income tax purposes is the same.
    Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

    Unrealized appreciation                                         $   58,450
    Unrealized depreciation                                             (3,842)
                                                                    ----------
       NET UNREALIZED APPRECIATION                                  $   54,608
                                                                    ==========

                           QUAKER INVESTMENT TRUST
                    STATEMENTS OF ASSETS AND LIABILITIES
                                JUNE 30, 1998


                                    Enhanced Stock   Core Equity    Aggressive       Mid-Cap     Small Cap  Fixed Income
                                       Market Fund          Fund   Growth Fund    Value Fund    Value Fund          Fund
                                    ------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,452,192,
 $3,984,653, $1,386,084, $7,746,359,
 $2,949,036 and $5,432,465) (note 2)    $1,572,922    $4,715,500    $1,459,113    $8,247,583    $3,255,391    $5,487,073
Cash                                        14,118         5,450        25,363       667,291       117,439        71,450
Deposits with brokers for
 securities sold short                           0             0        47,468             0             0             0
Receivables:
 Dividends and interest                      1,707         4,613         2,799         8,013         2,563        86,978
 Fund shares sold                                0        55,870       102,837       144,751       606,440        35,182
 Investment securities sold                      0             0       169,514       125,033             0             0
Deferred organization expenses, net
 (notes 2 and 4)                            22,533        22,533        22,515         9,002        22,533        22,533
                                        ----------    ----------    ----------    ----------    ----------    ----------
 TOTAL ASSETS                            1,611,280     4,803,966     1,829,609     9,201,673     4,004,366     5,703,216
                                        ----------    ----------    ----------    ----------    ----------    ----------
LIABILITIES
Securities sold short, at value
 (proceeds $94,302)                              0             0        98,398             0             0             0
Payables:
 Fund shares purchased                         135             0             0        35,455             0             0
 Investment securities purchased                 0             0         1,269       112,145             0             0
Accrued expenses                            10,878        11,147        12,020         8,923        11,311         8,411
Due to fund sponsor (notes 2 and 3)          1,733        15,719         4,337        11,970         6,329        12,653
                                        ----------    ----------    ----------    ----------    ----------    ----------
 TOTAL LIABILITIES                          12,746        26,866       116,024       168,493        17,640        21,064
                                        ----------    ----------    ----------    ----------    ----------    ----------
NET ASSETS
(Applicable to 114,051, 331,256,
 142,735, 826,469, 296,051 and 546,029
 shares outstanding, respectively;
 unlimited shares of $0.01 par value,
 beneficial interest authorized)        $1,598,534    $4,777,100    $1,713,585    $9,033,180    $3,986,726    $5,682,152
                                        ==========    ==========    ==========    ==========    ==========    ==========
NET ASSET VALUE, REDEMPTION AND
OFFERING PRICE PER SHARE                    $14.02(1)     $14.42(2)     $12.01(3)     $10.93(4)     $13.47(5)     $10.41(6)
                                        ==========    ==========    ==========    ==========    ==========    ==========
NET ASSETS CONSIST OF
Paid-in capital                         $1,278,620    $4,032,994    $1,553,060    $8,412,859    $3,563,093    $5,640,544
Undistributed net investment
 income (loss)                               3,528           677          (540)      (10,859)       (4,147)          784
Accumulated net realized gain (loss)
 on investments                            195,656        12,582        92,132       129,957       121,425       (13,784)
Net unrealized appreciation
 on investments                            120,730       730,847        68,933       501,223       306,355        54,608
                                        ----------    ----------    ----------    ----------    ----------    ----------
                                        $1,598,534    $4,777,100    $1,713,585    $9,033,180    $3,986,726    $5,682,152
                                        ==========    ==========    ==========    ==========    ==========    ==========

(1) $1,598,534 / 114,051 shares      (4) $9,033,180 / 826,469 shares
(2) $4,777,100 / 331,256 shares      (5) $3,986,726 / 296,051 shares
(3) $1,713,585 / 142,735 shares      (6) $5,682,152 / 546,029 shares


                   See notes to the financial statements.

                           QUAKER INVESTMENT TRUST
                          STATEMENTS OF OPERATIONS
                          YEAR ENDED JUNE 30, 1998


                                    Enhanced Stock   Core Equity    Aggressive    Mid-Cap(1)     Small Cap  Fixed Income
                                       Market Fund          Fund   Growth Fund    Value Fund    Value Fund          Fund
                                    ------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME:
 Dividends                                $ 17,908      $ 29,985      $  7,924      $ 23,712      $ 21,252      $      0
 Interest                                    2,476         3,049        10,399        12,734         4,501       157,991
                                          --------      --------      --------      --------      --------      --------
  TOTAL INCOME                              20,384        33,034        18,323        36,446        25,753       157,991
                                          --------      --------      --------      --------      --------      --------
EXPENSES:
 Investment advisory fees (note 2)           6,433        17,770        10,415        26,346        16,356        12,948
 Fund administration fees (note 2)           2,353         3,377         2,525         4,186         3,406         3,981
 Fund accounting fees (note 2)              22,829        22,829        22,876        10,731        22,829        22,829
 Security pricing fees                       7,920         2,245         3,142         4,098        10,242           119
 Custody fees                                  617           578         2,149           319           683           595
 Shareholder servicing fees                  3,938         3,941         4,277         3,165         4,175         3,598
 Shareholder recordkeeping fees              5,009         4,998         4,998         1,973         4,998         4,998
 Shareholder servicing distribution
  fees (note 3)                              2,573         5,982         3,462         8,785         5,451         4,317
 Registration and filing
  administration fees                        1,626         1,718         2,081         1,341         2,165         1,711
 Trustee fees and meeting expenses             156           156           157            78           156           153
 Audit fees                                  4,001         4,001         4,012         1,984         4,001         4,001
 Legal fees                                  2,785         2,785         2,793         1,381         2,785         2,785
 Registration and filing expenses              634         1,366         4,187         1,647         3,321           598
 Printing expenses                           1,482         1,579         1,702           820         1,653         1,307
 Amortization of deferred organizational
  expenses (note 4)                          6,756         6,756         6,775           997         6,756         6,756
 Other operating expenses                    2,630         3,154         2,634         1,373         2,833         1,968
                                          --------      --------      --------      --------      --------      --------
  TOTAL EXPENSES                            71,742        83,235        78,185        69,224        91,810        72,664
   Less:
     Expense reimbursements (note 3)       (49,880)      (27,126)      (45,445)       (3,206)      (40,418)      (29,618)
     Investment advisory fees
      waived (note 2)                       (6,433)      (17,770)      (10,415)       (9,928)      (16,356)      (12,948)
     Shareholder service fees
      waived (note 3)                       (2,573)       (5,982)       (3,462)       (8,785)       (5,451)       (4,317)
                                          --------      --------      --------      --------      --------      --------
  NET EXPENSES                              12,856        32,357        18,863        47,305        29,585        25,781
                                          --------      --------      --------      --------      --------      --------
   NET INVESTMENT INCOME (LOSS)              7,528           677          (540)      (10,859)       (3,832)      132,210
                                          --------      --------      --------      --------      --------      --------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain (loss) from
 investment transactions
 before income taxes                       290,761        16,584       297,196       129,957       259,589       (13,784)
  Income taxes (note 1)                          0             0        39,743             0             0             0
  Less reimbursement (notes 1 and 3)             0             0       (39,743)            0             0             0
                                          --------      --------      --------      --------      --------      --------
   NET INCOME TAXES                              0             0             0             0             0             0
                                          --------      --------      --------      --------      --------      --------
 NET REALIZED GAIN (LOSS) FROM
  INVESTMENT TRANSACTIONS                  290,761        16,584       297,196       129,957       259,589       (13,784)
                                          --------      --------      --------      --------      --------      --------
 INCREASE IN UNREALIZED APPRECIATION
  ON INVESTMENTS                            24,466       662,487        15,896       501,223       141,382        56,616
                                          --------      --------      --------      --------      --------      --------
 NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                           315,227       679,071       313,092       631,180       400,971        42,832
                                          --------      --------      --------      --------      --------      --------
  NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                        $322,755      $679,748      $312,552      $620,321      $397,139      $175,042
                                          ========      ========      ========      ========      ========      ========

(1) The Quaker Mid-Cap Value Fund commenced operations on January 6, 1998.


                   See notes to the financial statements.

                           QUAKER INVESTMENT TRUST
                     STATEMENTS OF CHANGES IN NET ASSETS


                                    Enhanced Stock   Core Equity    Aggressive       Mid-Cap     Small Cap  Fixed Income
FOR THE YEAR ENDED JUNE 30, 1998       Market Fund          Fund   Growth Fund Value Fund(1)    Value Fund          Fund
                                    ------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
 Net investment income (loss)           $    7,528    $      677    $     (540)   $  (10,859)   $   (3,832)   $  132,210
 Net realized gain (loss) from
  investment transactions                  290,761        16,584       297,196       129,957       259,589       (13,784)
 Increase in unrealized appreciation
  on investments                            24,466       662,487        15,896       501,223       141,382        56,616
                                        ----------    ----------    ----------    ----------    ----------    ----------
  NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                         322,755       679,748       312,552       620,321       397,139       175,042
                                        ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                      (4,067)            0           (12)            0          (464)     (131,435)
 Net realized gain from investment
  transactions                             (91,954)            0      (153,326)            0             0             0
 Distribution in excess of net
  realized gain                                  0             0       (51,738)            0      (138,164)            0
                                        ----------    ----------    ----------    ----------    ----------    ----------
  TOTAL DISTRIBUTIONS                      (96,021)            0      (205,076)            0      (138,628)     (131,435)
                                        ----------    ----------    ----------    ----------    ----------    ----------
CAPITAL SHARE TRANSACTIONS
 Increase in net assets from Fund
  share transactions (note 7)              589,226     3,578,827       485,153     8,412,859     2,394,742     5,062,615
                                        ----------    ----------    ----------    ----------    ----------    ----------
    TOTAL INCREASE IN NET ASSETS           815,960     4,258,575       592,629     9,033,180     2,653,253     5,106,222
NET ASSETS
 Beginning of period                       782,574       518,525     1,120,956             0     1,333,473       575,930
                                        ----------    ----------    ----------    ----------    ----------    ----------
 End of period                          $1,598,534    $4,777,100    $1,713,585    $9,033,180    $3,986,726    $5,682,152
                                        ==========    ==========    ==========    ==========    ==========    ==========

FOR THE PERIOD FROM NOVEMBER 25, 1996
(COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1997
INCREASE IN NET ASSETS

OPERATIONS
 Net investment income                  $    3,607    $    1,024    $    2,939    $        0    $    1,230   $    12,277
 Net realized gain (loss) from
  investment transactions                   (3,149)       (4,002)        6,734             0        54,417             0
 Increase (decrease) in unrealized
  appreciation on investments               96,264        68,360        53,037             0       164,973        (2,008)
                                        ----------    ----------    ----------    ----------    ----------    ----------
  NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                          96,722        65,382        62,710             0       220,620        10,269
                                        ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                      (3,542)       (1,024)       (2,927)            0        (1,081)      (12,268)
 Net realized gain from
  investment transactions                        0             0        (6,734)            0             0             0
 Distribution in excess of net
  realized gain                                  0             0             0             0       (54,417)            0
                                        ----------    ----------    ----------    ----------    ----------    ----------
  TOTAL DISTRIBUTIONS                       (3,542)       (1,024)       (9,661)            0       (55,498)      (12,268)
                                        ----------    ----------    ----------    ----------    ----------    ----------
CAPITAL SHARE TRANSACTIONS
 Increase in net assets from
  Fund share transactions
  (note 7)                                 689,394       454,167     1,067,907             0     1,168,351       577,929
                                        ----------    ----------    ----------    ----------    ----------    ----------
   TOTAL INCREASE IN NET ASSETS            782,574       518,525     1,120,956             0     1,333,473       575,930
NET ASSETS
 Beginning of period                             0             0             0             0             0             0
                                        ----------    ----------    ----------    ----------    ----------    ----------
 End of period                          $  782,574    $  518,525    $1,120,956    $        0    $1,333,473    $  575,930
                                        ==========    ==========    ==========    ==========    ==========    ==========

(1) The Quaker Mid-Cap Value Fund commenced operations on January 6, 1998.


                   See notes to the financial statements.

                           QUAKER INVESTMENT TRUST
                            FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                             ENHANCED STOCK                CORE EQUITY              AGGRESSIVE GROWTH
                                               MARKET FUND                     FUND                       FUND
                                       --------------------------- ---------------------------- --------------------------
                                                      FOR THE                      FOR THE                    FOR THE
                                                    PERIOD FROM                  PERIOD FROM                PERIOD FROM
                                          YEAR   NOVEMBER 25, 1996   YEAR     NOVEMBER 25, 1996  YEAR    NOVEMBER 25, 1996
                                         ENDED   (COMMENCEMENT OF   ENDED     (COMMENCEMENT OF   ENDED   (COMMENCEMENT OF
                                        JUNE 30,  OPERATIONS) TO   JUNE 30,    OPERATIONS) TO   JUNE 30,  OPERATIONS) TO
                                          1998     JUNE 30, 1997     1998       JUNE 30, 1997     1998     JUNE 30, 1997
                                       --------------------------- ---------------------------- --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $    11.83     $  10.00     $    11.61     $  10.00      $    11.16   $    10.00
                                       ----------     --------     ----------     --------      ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)               0.07         0.07           0.00         0.04            0.00         0.04
  Net realized and unrealized gain
   (loss) on investments                     3.10         1.83           2.81         1.61            2.69         1.23
                                       ----------     --------     ----------     --------      ----------   ----------
    TOTAL FROM INVESTMENT OPERATIONS         3.17         1.90           2.81         1.65            2.69         1.27
                                       ----------     --------     ----------     --------      ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                     (0.04)       (0.07)          0.00        (0.04)           0.00        (0.04)
  Net realized gain from investment
   transactions                             (0.94)        0.00           0.00         0.00           (1.38)       (0.07)
  Distribution in excess of net
   realized gain                             0.00         0.00           0.00         0.00           (0.46)        0.00
                                       ----------     --------     ----------     --------      ----------   ----------
    TOTAL DISTRIBUTIONS                     (0.98)       (0.07)          0.00        (0.04)          (1.84)       (0.11)
                                       ----------     --------     ----------     --------      ----------   ----------
NET ASSET VALUE, END OF PERIOD             $14.02       $11.83         $14.42       $11.61          $12.01       $11.16
                                       ==========     ========     ==========     ========      ==========   ==========
TOTAL RETURN                                28.32%       19.04%(b)      24.20%       16.50%(b)       26.57%       12.68%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD            $1,598,534     $782,574     $4,777,100     $518,525      $1,713,585   $1,120,956

  RATIO OF EXPENSES TO AVERAGE
   NET ASSETS
    Before expense reimbursements and
     waived fees                             5.58%       16.44%(a)       3.48%       21.30%(a)        8.09%       13.44%(a)
    After expense reimbursements and
     waived fees                             1.00%        1.00%(a)       1.35%        1.35%(a)        1.35%        1.34%(a)

  RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS
    Before expense reimbursements and
     waived fees                            (3.99%)     (14.32%)(a)     (2.10%)     (19.47%)(a)      (6.72%)      (9.18%)(a)
    After expense reimbursements and
     waived fees                             0.59%        1.14%(a)       0.03%        0.49%(a)       (0.04%)       0.64%(a)

  PORTFOLIO TURNOVER RATE                  274.63%       34.26%         64.36%       11.49%         876.64%      778.01%


(a) Annualized.
(b) Aggregate total return, not annualized.


                   See notes to the financial statements.

                           QUAKER INVESTMENT TRUST
                            FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                         MID-CAP               SMALL CAP                  FIXED INCOME
                                        VALUE FUND            VALUE FUND                      FUND
                                     ----------------  --------------------------  ----------------------------
                                         FOR THE                      FOR THE                     FOR THE
                                       PERIOD FROM                  PERIOD FROM                 PERIOD FROM
                                      JANUARY 6, 1998    YEAR    NOVEMBER 25, 1996   YEAR     NOVEMBER 25, 1996
                                     (COMMENCEMENT OF   ENDED    (COMMENCEMENT OF    ENDED     (COMMENCEMENT OF
                                      OPERATIONS) TO   JUNE 30,   OPERATIONS) TO    JUNE 30,    OPERATIONS) TO
                                      JUNE 30, 1998      1998     JUNE 30, 1997       1998      JUNE 30, 1997
                                     ----------------  --------------------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $    10.00     $    11.53    $    10.00    $     9.89      $  10.00
                                        ----------     ----------    ----------    ----------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)               (0.02)         (0.01)         0.01          0.47          0.26
  Net realized and unrealized gain
   (loss) on investments                      0.95           2.99          2.02          0.50         (0.11)
                                        ----------     ----------    ----------    ----------      --------
    TOTAL FROM INVESTMENT OPERATIONS          0.93           2.98          2.03          0.97          0.15
                                        ----------     ----------    ----------    ----------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                       0.00           0.00         (0.01)        (0.45)        (0.26)
  Net realized capital gain                   0.00          (1.04)        (0.49)         0.00          0.00
  Distribution in excess of net
   realized gain                              0.00           0.00          0.00          0.00          0.00
                                        ----------     ----------    ----------    ----------      --------
    TOTAL DISTRIBUTIONS                       0.00          (1.04)        (0.50)        (0.45)        (0.26)
                                        ----------     ----------    ----------    ----------      --------
NET ASSET VALUE, END OF PERIOD              $10.93         $13.47        $11.53        $10.41         $9.89
                                        ==========     ==========    ==========    ==========      ========

TOTAL RETURN                                  9.30%(b)      27.04%        20.35%(b)      9.97%         1.57%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD             $9,033,180     $3,792,089    $1,333,473    $5,682,152      $575,930

  RATIO OF EXPENSES TO AVERAGE
   NET ASSETS
    Before expense reimbursements and
     waived fees                              1.97%(a)       4.20%        10.50%(a)      2.53%        16.56%(a)
    After expense reimbursements and
     waived fees                              1.35%(a)       1.35%         1.31%(a)      0.90%         0.90%(a)

  RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS
    Before expense reimbursements and
     waived fees                             (0.93%)(a)     (3.03%)       (8.96%)(a)     2.96%       (10.87%)(a)
    After expense reimbursements and
     waived fees                             (0.31%)(a)     (0.18%)        0.22%(a)      4.59%         4.79%(a)

  PORTFOLIO TURNOVER RATE                    13.86%        129.58%        90.63%        81.55%         0.00%


(a) Annualized.
(b) Aggregate total return, not annualized.


                   See notes to the financial statements.

                           QUAKER INVESTMENT TRUST
                      NOTES TO THE FINANCIAL STATEMENTS
                                JUNE 30, 1998
------------------------------------------------------------------------------
NOTE 1  --  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

    The Quaker Investment Trust (the "TRUST"), a diversified, open-end management investment company, was organized as a Massachusetts Business Trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended. The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established six series: the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Enhanced Stock Market Fund, the Quaker Small Cap Value Fund, the Quaker Mid-Cap Value Fund and the Quaker Fixed Income Fund (each a "FUND" and collectively, the "FUNDS"). The investment objectives of each Fund are set forth below.

    The Quaker Enhanced Stock Market Fund (the "ENHANCED STOCK MARKET FUND"), The Quaker Core Equity Fund (the "CORE EQUITY FUND"), The Quaker Aggressive Growth Fund (the "AGGRESSIVE GROWTH FUND"), and The Quaker Small Cap Value Fund (the "SMALL CAP VALUE FUND") all commenced operations on November 25, 1996. The Quaker Mid-Cap Value Fund (the "MID-CAP VALUE FUND") commenced operations on January 6, 1998. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.

    The Quaker Fixed Income Fund (the "FIXED INCOME FUND") commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade income securities.

    A. SECURITY VALUATION. Each Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m. (3:00 p.m. for securities of the Fixed Income
Fund), New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

    B. FEDERAL INCOME TAXES. The Aggressive Growth Fund did not comply with the provisions of the Internal Revenue Code applicable to regulated investment companies for the tax year ended August 31, 1997. Consequently, a provision for federal and state income taxes on net built-in realized gains as of August 31, 1997, has been included in the financial statements. For the tax year beginning September 1, 1997, the Fund has complied with the provisions of the Internal Revenue Service Code applicable to regulated investment companies. Quaker Funds, Inc. (the "SPONSOR") has agreed to pay all taxes associated with the Aggressive Growth Fund's tax status.

    For the other Funds, no provision has been made for federal income taxes or personal holding company taxes since it is the policy of each Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

                           QUAKER INVESTMENT TRUST
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                JUNE 30, 1998
------------------------------------------------------------------------------
NOTE 1  --  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER
            INFORMATION -- (CONTINUED)


    Due to a concentration of shareholders at June 30, 1998, each Fund is subject to the provisions of the Internal Revenue Code applicable to personal holding companies.

    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

    C. INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

    The Aggressive Growth Fund makes short sales of investments, which are transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The proceeds of short sales are retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.

    D. DISTRIBUTIONS TO SHAREHOLDERS. Except for the Fixed Income Fund which declares dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

    E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2  --  INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

    Pursuant to separate investment advisory agreements, the Advisors, Fiduciary Asset Management Company for the Enhanced Stock Market Fund and the Fixed Income Fund, West Chester Capital Advisors, Inc. for the Core Equity Fund, DG Capital Management, Inc. for the Aggressive Growth Fund, Compu-Val Investments, Inc. for the Mid-Cap Value Fund and Aronson + Partners for the Small Cap Value Fund (the "ADVISORS") provide each Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for their services, the Advisors receive a fee at an annual rate of the Fund's average daily net assets. The Advisors intend to voluntarily waive

                           QUAKER INVESTMENT TRUST
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                JUNE 30, 1998
------------------------------------------------------------------------------
NOTE 2  --  INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY
            TRANSACTIONS -- (CONTINUED)


all or a portion of their fees. There can be no assurance that the foregoing voluntary fee waivers will continue. For the period ended June 30, 1998, each Advisor has voluntarily waived its fee as follows:

                                     ADVISORY FEE   ADVISORY FEE
                                         RATE          WAIVER
                                     ------------   ------------
        Enhanced Stock Market Fund...    0.50%        $ 6,433
        Core Equity Fund ............    0.75          17,770
        Aggressive Growth Fund.......    0.75          10,415
        Mid-Cap Value Fund...........    0.75           9,928
        Small Cap Value Fund.........    0.75          16,356
        Fixed Income Fund............    0.45          12,948

    As of May 1, 1998, The Declaration Service Company (the "ADMINISTRATOR") replaced The Nottingham Company as the Administrator for each Fund. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.05% of each Fund's first $25 million of average daily net assets, 0.09% of the next $25 million of average daily net assets, 0.07% of the next $50 million of average daily net assets, and 0.06% of its average daily net assets in excess of $100 million. The Administrator also receives an annual fee of $17,000 for accounting and record keeping services. Additionally, the Administrator charges each Fund for servicing of shareholder accounts and registration of each Fund's shares. The Administrator also charges each Fund for certain expenses involved with the daily valuation of portfolio securities.

    As of May 1, 1998, The Declaration Service Company (the "TRANSFER AGENT") replaced NC Shareholder Services, LLC as the Transfer Agent for each Fund. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Transfer Agent receives an annual fee of $15,000.

    Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

    Certain organizational expenses totaling $10,000 were paid by Quaker Funds, Inc. on behalf of the Mid-Cap Value Fund to a company controlled by the Fund's former Administrator, The Nottingham Company.

    Amounts due to the Fund Sponsor represent organizational costs paid by the Sponsor on behalf of the Funds, net of expense reimbursements due from the Sponsor for expenses incurred in excess of operating expense limitations.


NOTE 3  --  SERVICE FEES

    The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "ACT"), adopted a Shareholder Servicing Agreement (the "AGREEMENT"). Pursuant to this Agreement, Quaker Funds, Inc. (the "SPONSOR") will provide oversight with respect to each Fund's

                           QUAKER INVESTMENT TRUST
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                JUNE 30, 1998
------------------------------------------------------------------------------
NOTE 3 -- SERVICE FEES -- (CONTINUED)

investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under each Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives a fee according to the table below of each Fund's average daily net assets. The Sponsor intends to voluntarily waive all or a portion of its fee and reimburse expenses of each Fund to limit total Fund operating expenses. There can be no assurance that the voluntary fee waivers or reimbursements will continue. For the year ended June 30, 1998, the amounts are as follows:

                           SPONSOR  OPERATING     FEE    REIMBURSED
                            FEE(1) EXPENSES(1)  WAIVERS   EXPENSES
                           ------- -----------  -------  ----------
Enhanced Stock Market Fund. 0.20%     1.00%     $2,573     $49,880
Core Equity Fund........... 0.25      1.35       5,982      27,126
Aggressive Growth Fund..... 0.25      1.35       3,462      85,188*
Mid-Cap Value Fund......... 0.25      1.35       8,785       3,206
Small Cap Value Fund....... 0.25      1.35       5,451      40,418
Fixed Income Fund.......... 0.45      0.90       4,317      29,618

(1) Percentage of average daily net assets.
  * Reimbursed expenses for the Aggressive Growth Fund include
    $39,743 in reimbursed taxes.


NOTE 4  --  DEFERRED ORGANIZATION EXPENSES

    Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by each Fund except the Mid-Cap Value Fund. The Mid-Cap Value Fund incurred $10,000 in connection with its organization and registration of shares and has assumed that amount.

    The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5  --  PURCHASES AND SALES OF INVESTMENTS

    For the year ended June 30, 1998, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                                  PURCHASES         SALES
                                 -----------     -----------
Enhanced Stock Market Fund...... $ 3,941,252     $ 3,480,305
Core Equity Fund................   5,050,407       1,525,742
Aggressive Growth Fund..........  10,168,331      10,289,905
Mid-Cap Value Fund..............   8,184,328         821,460
Small Cap Value Fund............   4,315,317       2,796,629
Fixed Income Fund...............   6,912,136       2,314,524

                           QUAKER INVESTMENT TRUST
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                JUNE 30, 1998
------------------------------------------------------------------------------
NOTE 6 -- DEFERRED INCOME TAXES

    As discussed in Note 1, the Aggressive Growth Fund did not comply with the provisions of the Internal Revenue Code applicable to regulated investment companies for the tax year ended August 31, 1997. Deferred income taxes have been provided on the net unrealized appreciation on investments for the period from November 25, 1996 (commencement of operations) to June 30, 1997. The Fund's total deferred tax assets, deferred tax liabilities, and deferred tax valuation allowances as of June 30, 1998 and June 30, 1997 are as follows:

                                                   1998         1997
                                               --------     --------
Deferred tax asset arising from unrealized
  depreciation on investments                  $      0     $  3,300
Less valuation allowance                              0            0
                                               --------     --------
                                                      0        3,300
Deferred tax liability arising from
  unrealized appreciation on investments              0      (12,600)
                                               --------     --------
Net deferred tax liability                     $      0     $ (9,300)
                                               ========     ========

    The valuation allowance did not change for the year ended June 30, 1998.

    The Fund Sponsor has agreed to pay all taxes associated with the Fund's current year tax status.

    For the tax year beginning September 1, 1997, all of the Funds complied with the provisions of the Internal Revenue Code applicable to regulated investment companies.


NOTE 7  --  FUND SHARE TRANSACTIONS

    At June 30, 1998, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:

ENHANCED STOCK MARKET FUND

                                                        FOR THE PERIOD FROM
                                  FOR THE YEAR           NOVEMBER 25, 1996
                                      ENDED        (COMMENCEMENT OF OPERATIONS)
                                  JUNE 30, 1998           TO JUNE 30, 1997
                                  -------------    ----------------------------
                                SHARES      AMOUNT       SHARES      AMOUNT
                               -------    ---------     -------    ---------
Shares sold.................... 49,185    $ 612,241      67,743    $ 707,083
Shares issued to shareholders
  in reinvestment
  of distributions.............  7,682       92,775         301        3,442
Shares redeemed................ (8,976)    (115,790)     (1,884)     (21,131)
                               -------    ---------     -------    ---------
Net increase................... 47,891    $ 589,226      66,160    $ 689,394
                                          =========                =========
Shares outstanding:
  Beginning of period.......... 66,160                        0
                               -------                  -------
  End of period................114,051                   66,160
                               =======                  =======

                           QUAKER INVESTMENT TRUST
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                JUNE 30, 1998
------------------------------------------------------------------------------
NOTE 7  --  FUND SHARE TRANSACTIONS -- (CONTINUED)

CORE EQUITY FUND

                                                        FOR THE PERIOD FROM
                                  FOR THE YEAR           NOVEMBER 25, 1996
                                      ENDED        (COMMENCEMENT OF OPERATIONS)
                                  JUNE 30, 1998           TO JUNE 30, 1997
                                  -------------    ----------------------------
                                SHARES      AMOUNT       SHARES      AMOUNT
                               -------   ----------     -------    ---------
Shares sold................... 295,920   $3,698,776      45,060    $458,899
Shares issued to shareholders
  in reinvestment
  of distributions............     404        5,088          93       1,024
Shares redeemed...............  (9,731)    (125,037)       (490)     (5,756)
                               -------   ----------      ------    --------
Net increase.................. 286,593   $3,578,827      44,663    $454,167
                                         ==========                ========
Shares outstanding:
  Beginning of period.........  44,663                        0
                               -------                   ------
  End of period............... 331,256                   44,663
                               =======                   ======



AGGRESSIVE GROWTH FUND

                                                        FOR THE PERIOD FROM
                                  FOR THE YEAR           NOVEMBER 25, 1996
                                      ENDED        (COMMENCEMENT OF OPERATIONS)
                                  JUNE 30, 1998           TO JUNE 30, 1997
                                  -------------    ----------------------------
                                SHARES      AMOUNT       SHARES      AMOUNT
                               -------    ---------     -------    ---------
Shares sold...................  37,598    $ 437,842     101,462   $1,078,209
Shares issued to shareholders
  in reinvestment
  of distributions............  18,893      205,076         868        9,661
Shares redeemed............... (14,243)    (157,765)     (1,843)     (19,963)
                               -------     --------     -------   ----------
Net increase..................  42,248     $485,153     100,487   $1,067,907
                                           ========               ==========
Shares outstanding:
  Beginning of period......... 100,487                        0
                               -------                  -------
  End of period............... 142,735                  100,487
                               =======                  =======

                           QUAKER INVESTMENT TRUST
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                JUNE 30, 1998
------------------------------------------------------------------------------
NOTE 7  --  FUND SHARE TRANSACTIONS -- (CONTINUED)

MID-CAP VALUE FUND

                                         FOR THE PERIOD FROM
                                           JANUARY 6, 1998
                                    (COMMENCEMENT OF OPERATIONS)
                                           TO JUNE 30, 1998
                                    ----------------------------
                                          SHARES      AMOUNT
                                         -------    ---------
Shares sold........................      881,764    9,018,099
Shares issued to shareholders
  in reinvestment
  of distributions.................            0            0
Shares redeemed....................      (55,295)    (605,240)
                                         -------   ----------
Net increase.......................      826,469   $8,412,859
                                                   ==========
Shares outstanding:
  Beginning of period..............            0
                                         -------
  End of period....................      826,469
                                         =======


SMALL CAP VALUE FUND

                                                        FOR THE PERIOD FROM
                                  FOR THE YEAR           NOVEMBER 25, 1996
                                      ENDED        (COMMENCEMENT OF OPERATIONS)
                                  JUNE 30, 1998           TO JUNE 30, 1997
                                  -------------    ----------------------------
                                SHARES      AMOUNT       SHARES      AMOUNT
                               -------   ----------     -------   ----------
Shares sold................... 177,952   $2,372,489     110,840   $1,112,853
Shares issued to shareholders
  in reinvestment
  of distributions............  11,315      138,626       4,820       55,498
Shares redeemed...............  (8,876)    (116,373)          0            0
                               -------   ----------     -------   ----------
Net increase.................. 180,391   $2,394,742     115,660   $1,168,351
                                         ==========               ==========
Shares outstanding:
  Beginning of period......... 115,660                        0
                               -------                  -------
  End of period............... 296,051                  115,660
                               =======                  =======

                           QUAKER INVESTMENT TRUST
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                JUNE 30, 1998
------------------------------------------------------------------------------
NOTE 7  --  FUND SHARE TRANSACTIONS -- (CONTINUED)


FIXED INCOME FUND

                                                        FOR THE PERIOD FROM
                                  FOR THE YEAR           NOVEMBER 25, 1996
                                      ENDED        (COMMENCEMENT OF OPERATIONS)
                                  JUNE 30, 1998           TO JUNE 30, 1997
                                  -------------    ----------------------------
                                SHARES      AMOUNT       SHARES      AMOUNT
                               -------   ----------     -------   ----------
Shares sold................... 504,805   $5,237,479      56,957     $565,661
Shares issued to shareholders
  in reinvestment
  of distributions              12,743      131,435       1,248       12,268
Shares redeemed............... (29,724)    (306,299)          0            0
                               -------   ----------      ------     --------
Net increase.................. 487,824   $5,062,615      58,205     $577,929
                                         ==========                 ========
Shares outstanding:
  Beginning of period.........  58,205                        0
                               -------                   ------
  End of period............... 546,029                   58,205
                               =======                   ======

                        INDEPENDENT AUDITOR'S REPORT


                                                               August 20, 1998

To the Shareholders and Board of Trustees
Quaker Investment Trust
Valley Forge, Pennsylvania

    We have audited the statements of assets and liabilities, including the schedules of investments, of the QUAKER INVESTMENT TRUST (comprising, respectively, the Quaker Enhanced Stock Market Fund, the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Mid Cap Value Fund, the Quaker Small-Cap Value Fund, and the Quaker Fixed Income Fund) as of June 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the selected per share data and ratios for each of the two years in the period then ended (except for the Quaker Mid Cap Value Fund which is for the period from January 6, 1998, commencement of operations, to June 30, 1998.) The Quaker Enhanced Stock Market Fund, the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Small-Cap Value Fund, and the Quaker Fixed Income Fund commenced operations on November 25, 1996. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the QUAKER INVESTMENT TRUST as of June 30, 1998, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the two years in the period then ended (except for the Quaker Mid Cap Value Fund which is for the period from January 6, 1998, commencement of operations, to June 30, 1998) in conformity with generally accepted accounting principles.

                                     Goldenberg Rosenthal Friedlander, LLP /S/
                                     Jenkintown, Pennsylvania

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

                              THE QUAKER FAMILY
                               OF MUTUAL FUNDS

                                800-220-8888
                         http://www.quakerfunds.com

                              THE QUAKER FAMILY
                               OF MUTUAL FUNDS


                                ANNUAL REPORT

                            ---------------------

                                JUNE 30, 1998